RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 60.2%
	AEROSPACE & DEFENSE - 0.5%
369	Boeing Company (The)(a)	$ 71,213
873	Raytheon Technologies Corporation	85,144
		156,357
	APPAREL & TEXTILE PRODUCTS - 0.2%
821	NIKE, Inc., Class B	77,158

	ASSET MANAGEMENT - 0.2%
74	BlackRock, Inc.	61,694

	AUTOMOTIVE - 0.2%
394	Tesla, Inc.(a)	69,261

	BANKING - 1.8%
3,597	Bank of America Corporation	136,398
968	Citigroup, Inc.	61,216
1,502	JPMorgan Chase & Company	300,851
1,774	Wells Fargo & Company	102,821
		601,286
	BEVERAGES - 0.2%
846	Coca-Cola Company (The)	51,758

	BIOTECH & PHARMA - 2.9%
1,543	Amgen, Inc.	438,705
5,245	Gilead Sciences, Inc.	384,196
525	Johnson & Johnson	83,050
265	Zoetis, Inc.	44,841
		950,792
	CABLE & SATELLITE - 0.3%
2,632	Comcast Corporation, Class A	114,097

	CHEMICALS - 0.2%
110	Linde plc	51,075

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 60.2% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.7%
200	Eaton Corporation PLC	$ 62,536
527	General Electric Company	92,504
403	Honeywell International, Inc.	82,716
		237,756
	E-COMMERCE DISCRETIONARY - 4.5%
6,472	Amazon.com, Inc.(a)	1,167,419
5,856	eBay, Inc.	309,080
		1,476,499
	ELECTRIC UTILITIES - 0.7%
838	Constellation Energy Corporation	154,904
1,304	NextEra Energy, Inc.	83,339
		238,243
	ENTERTAINMENT CONTENT - 0.4%
960	Walt Disney Company (The)	117,466

	HEALTH CARE FACILITIES & SERVICES - 0.2%
761	CVS Health Corporation	60,697

	HOUSEHOLD PRODUCTS - 0.3%
663	Procter & Gamble Company (The)	107,572

	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
228	CME Group, Inc.	49,086
181	Goldman Sachs Group, Inc. (The)	75,602
700	Morgan Stanley	65,912
		190,600
	INSURANCE - 8.9%
2	Berkshire Hathaway, Inc., Class A(a)	1,268,880
3,911	Berkshire Hathaway, Inc., Class B(a)	1,644,654
		2,913,534
	INTERNET MEDIA & SERVICES - 8.2%
4,343	Alphabet, Inc., Class A(a)	655,488
4,291	Alphabet, Inc., Class C(a)	653,348
21	Booking Holdings, Inc.	76,185

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 60.2% (Continued)
	INTERNET MEDIA & SERVICES - 8.2% (Continued)
2,387	Meta Platforms, Inc., Class A	$ 1,159,079
214	Netflix, Inc.(a)	129,969
		2,674,069
	LEISURE FACILITIES & SERVICES - 1.1%
1,299	McDonald's Corporation	366,253

	MEDICAL EQUIPMENT & DEVICES - 0.5%
439	Abbott Laboratories	49,897
746	Medtronic PLC	65,014
178	Stryker Corporation	63,701
		178,612
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
467	Prologis, Inc.	60,813

	RETAIL - CONSUMER STAPLES - 0.9%
166	Costco Wholesale Corporation	121,617
2,645	Walmart, Inc.	159,149
		280,766
	RETAIL - DISCRETIONARY - 1.1%
236	Home Depot, Inc. (The)	90,530
1,091	Lowe's Companies, Inc.	277,910
		368,440
	SEMICONDUCTORS - 8.3%
472	Advanced Micro Devices, Inc.(a)	85,191
2,036	Applied Materials, Inc.	419,884
550	Broadcom, Inc.	728,976
2,291	Intel Corporation	101,193
402	Lam Research Corporation	390,571
566	Micron Technology, Inc.	66,726
1,003	NVIDIA Corporation	906,271
		2,698,812
	SOFTWARE - 5.6%
163	Adobe, Inc.(a)	82,250
3,833	Microsoft Corporation	1,612,619

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 60.2% (Continued)
	SOFTWARE - 5.6% (Continued)
449	Salesforce, Inc.	$ 135,230
		1,830,099
	TECHNOLOGY HARDWARE - 6.3%
8,203	Apple, Inc.	1,406,650
13,267	Cisco Systems, Inc.	662,156
		2,068,806
	TECHNOLOGY SERVICES - 1.7%
175	Accenture plc, Class A	60,657
2,082	International Business Machines Corporation	397,579
196	S&P Global, Inc.	83,388
		541,624
	TELECOMMUNICATIONS - 0.5%
4,320	AT&T, Inc.	76,032
2,456	Verizon Communications, Inc.	103,054
		179,086
	TOBACCO & CANNABIS - 1.7%
12,420	Altria Group, Inc.	541,761

	TRANSPORTATION & LOGISTICS - 0.6%
2,599	Delta Air Lines, Inc.	124,414
430	United Parcel Service, Inc., B	63,911
		188,325
	TRANSPORTATION EQUIPMENT - 0.7%
1,819	PACCAR, Inc.	225,356

	TOTAL COMMON STOCKS (Cost $14,806,983)	19,678,667

	EXCHANGE-TRADED FUNDS — 31.0%
	EQUITY - 30.5%
4,712	Fidelity MSCI Information Technology Index ETF	734,318
21,393	Fidelity Value Factor ETF	1,220,471
4,761	iShares Core S&P U.S. Value ETF	430,585

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 31.0% (Continued)
	EQUITY - 30.5% (Continued)
2,263	iShares S&P 100 ETF					$ 559,889
8,113	iShares S&P 500 Value ETF					1,515,590
5,478	iShares US Technology ETF					739,859
29,974	SPDR Portfolio S&P 500 Value ETF					1,501,697
3,509	Technology Select Sector SPDR Fund					730,819
1,295	VanEck Semiconductor ETF					291,362
1,400	Vanguard Information Technology ETF					734,076
8,409	Vanguard S&P 500 Value ETF					1,517,572
						9,976,238
	FIXED INCOME - 0.5%
1,422	iShares Short Treasury Bond ETF					157,188

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,496,077)					10,133,426

	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS - 2.5%
814,223	First American Treasury Obligations Fund, Class X, 5.22% (Cost $814,223)(b)					814,223
		TOTAL SHORT-TERM INVESTMENTS (Cost $814,223)				814,223

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.4%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.4%
130	S&P Emini Future, Maturing June 2024	WED	04/19/2024	$ 5,200	$ 33,800,000	$ 134,875
	TOTAL PUT OPTIONS PURCHASED (Cost - $446,875)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $446,875)					134,875

	TOTAL INVESTMENTS - 94.1% (Cost $24,564,158)					$ 30,761,191
	CALL OPTIONS WRITTEN - 0.0%(d) (Premiums received - $11,213)					(4,388)
	PUT OPTIONS WRITTEN – (0.1)% (Premiums received - $73,125)					(11,862)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.0%					1,947,140
	NET ASSETS - 100.0%					$ 32,692,081

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts(c)
	WRITTEN FUTURE OPTIONS - 0.0% (d)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- 0.0%(d)
65	S&P Emini Future, Maturing June 2024	WED	04/19/2024	$ 5,550	$ 18,037,500	$ 4,388
TOTAL CALL OPTIONS WRITTEN (Proceeds - $11,213)

PUT OPTIONS WRITTEN – (0.1)%
65	S&P Emini Future, Maturing June 2024	WED	04/19/2024	$ 4,900	$ 15,925,000	$ 11,862
TOTAL PUT OPTIONS WRITTEN (Proceeds - $73,125)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $84,338)					$ 16,250

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Depreciation
188	CBOE Volatility Index Future			06/18/2024	$ 3,035,918	$ (137,112)
83	CBOE Volatility Index Future			07/17/2024	1,404,202	(3,426)
	TOTAL OPEN LONG FUTURES CONTRACTS					$ (140,538)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Appreciation
234	CBOE Volatility Index Future			04/17/2024	$ 3,362,275	$ 127,484
TOTAL OPEN SHORT FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt
WED	- Wedbush Securities

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(c)	Each contract is equivalent to one futures contract.
(d)	Percentage rounds to greater than (0.1%).
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Principal Amount ($)				Discount Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 91.2%
	U.S. TREASURY BILLS — 34.6%
20,000,000	United States Treasury Bill(a), (e)			4.7627	04/11/24	$ 19,970,895
20,000,000	United States Treasury Bill(a), (e)			5.1051	07/25/24	19,671,004
	TOTAL U.S. TREASURY BILLS (Cost $39,653,084)					39,641,899

Shares
	MONEY MARKET FUNDS - 56.6%
65,004,552	First American Treasury Obligations Fund, Class X, 5.22% (Cost $65,004,552)(b)					65,004,552

	TOTAL SHORT-TERM INVESTMENTS (Cost $104,657,636)					104,646,451

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.0% (d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
700	S&P Emini Future, Maturing June 2024	ADM	04/01/2024	$ 4,525	$ 158,375,000	$ 1,750
400	S&P Emini Future, Maturing June 2024	FCS	04/01/2024	4,525	90,500,000	1,000
1,192	S&P Emini Future, Maturing June 2024	ADM	04/05/2024	4,800	286,080,000	23,840
664	S&P Emini Future, Maturing June 2024	FCS	04/05/2024	4,800	159,360,000	13,280
1,192	S&P Emini Future, Maturing June 2024	ADM	04/02/2024	4,150	247,340,000	2,980
664	S&P Emini Future, Maturing June 2024	FCS	04/02/2024	4,150	137,780,000	1,660
900	S&P Emini Future, Maturing June 2024	ADM	04/02/2024	4,670	210,150,000	4,500
498	S&P Emini Future, Maturing June 2024	FCS	04/02/2024	4,670	116,283,000	2,490
	TOTAL PUT OPTIONS PURCHASED (Cost - $185,615)					51,500

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $185,615)					51,500

	TOTAL INVESTMENTS - 91.2% (Cost $104,843,251)					$ 104,697,951
	PUT OPTIONS WRITTEN – (0.1%) (Proceeds - $285,870)					(78,940)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.9%					10,185,039
	NET ASSETS - 100.0%					$ 114,804,050

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts (c)
	WRITTEN FUTURE OPTIONS – (0.1%)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN – (0.1%)
2,384	S&P Emini Future, Maturing June 2024	ADM	04/05/2024	$ 4,740	$ 565,008,000	$ 41,720
1,328	S&P Emini Future, Maturing June 2024	FCS	04/05/2024	4,740	314,736,000	23,240
1,800	S&P Emini Future, Maturing June 2024	ADM	04/02/2024	4,610	414,900,000	9,000
996	S&P Emini Future, Maturing June 2024	FCS	04/02/2024	4,610	229,578,000	4,980
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $285,870)					78,940

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $285,870)					$ 78,940

ADM	ADM Investor Services, Inc.
FCS	StoneX Group, Inc.

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(c)	Each contract is equivalent to one futures contract.
(d)	Percentage rounds to less than 0.1%.
(e)	As of March 31, 2024 a portion is held as collateral for options with a market value of $10,864,036.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6%
	APPAREL & TEXTILE PRODUCTS - 6.0%
3,500	Hermes International - ADR	$ 897,470
18,900	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	3,421,467
		4,318,937
	ASSET MANAGEMENT - 13.7%
29,700	Apollo Global Management, Inc.	3,339,765
25,600	Blackstone, Inc.	3,363,072
31,900	KKR & Company, Inc.	3,208,502
		9,911,339
	AUTOMOTIVE - 0.6%
1,000	Ferrari N.V.	435,940

	BIOTECH & PHARMA - 4.1%
3,750	Eli Lilly and Company	2,917,350

	E-COMMERCE DISCRETIONARY - 19.4%
63,495	Amazon.com, Inc.(a)	11,453,228
1,665	MercadoLibre, Inc.(a)	2,517,413
		13,970,641
	HOME CONSTRUCTION - 3.2%
7,800	DR Horton, Inc.	1,283,490
6,125	Lennar Corporation, Class A	1,053,378
		2,336,868
	INTERNET MEDIA & SERVICES - 14.2%
16,150	Alphabet, Inc., Class A(a)	2,437,520
6,100	Meta Platforms, Inc., Class A	2,962,038
2,700	Netflix, Inc.(a)	1,639,791
41,600	Uber Technologies, Inc.(a)	3,202,784
		10,242,133
	LEISURE FACILITIES & SERVICES - 10.5%
62,000	DraftKings, Inc., Class A(a)	2,815,420
33,850	Live Nation Entertainment, Inc.(a)	3,580,315
85,000	Manchester United plc, Class A(a)	1,186,600
		7,582,335

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.3%
2,400	Intuitive Surgical, Inc.(a)	$ 957,816

	RETAIL - CONSUMER STAPLES - 4.2%
3,699	Costco Wholesale Corporation	2,709,998
2,000	Target Corporation	354,420
		3,064,418
	RETAIL - DISCRETIONARY - 11.7%
8,465	Builders FirstSource, Inc.(a)	1,765,375
10,200	CarMax, Inc.(a)	888,522
2,800	Home Depot, Inc. (The)	1,074,080
1,020	O'Reilly Automotive, Inc.(a)	1,151,458
35,025	TJX Cos., Inc. (The)	3,552,235
		8,431,670
	SEMICONDUCTORS - 2.0%
10,500	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,428,525

	SOFTWARE - 8.7%
6,847	Microsoft Corporation	2,880,670
11,350	Salesforce, Inc.	3,418,393
		6,299,063

	TOTAL COMMON STOCKS (Cost $52,529,694)	71,897,035

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
311,962	First American Treasury Obligations Fund, Class X, 5.22% (Cost $311,962)(b)	311,962

	TOTAL INVESTMENTS - 100.0% (Cost $52,841,656)	$ 72,208,997
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(12,917)
	NET ASSETS - 100.0%	$ 72,196,080

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b) (c)	Rate disclosed is the seven day effective yield as of March 31, 2024. Percentage rounds to greater than (0.1)%.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares				Fair Value
	OPEN END FUNDS — 84.2%
	ALTERNATIVE - 78.8%
677,051	Catalyst Systematic Alpha Fund(a)			$ 9,251,839

	FIXED INCOME - 5.4%
56,768	Catalyst/CIFC Floating Rate Income Fund, Class I(a)			525,105
9,659	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)			103,452
				628,557

	TOTAL OPEN END FUNDS (Cost $8,957,947)			9,880,396

Principal Amount ($)		Discount Rate (%)	Maturity
	SHORT-TERM INVESTMENTS — 6.8%
	U.S. TREASURY BILLS — 4.2%
500,000	United States Treasury Bill (Cost $496,969)(b)	5.1151	05/16/24	496,732

Shares
	MONEY MARKET FUNDS - 2.6%
301,819	First American Treasury Obligations Fund, Class X, 5.22% (Cost $301,819)(c)			301,819

	TOTAL SHORT-TERM INVESTMENTS (Cost $798,788)			798,551

	TOTAL INVESTMENTS - 91.0% (Cost $9,756,735)			$ 10,678,947
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.0%			1,057,889
	NET ASSETS - 100.0%			$ 11,736,836

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
43	CME E-Mini Standard & Poor's 500 Index Future	06/21/2024	$ 11,413,275	$ 143,400
	TOTAL OPEN LONG FUTURES CONTRACTS

RATIONAL STRATEGIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) March 31, 2024

(a)	Affiliated Company
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Principal Amount ($)		Discount Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 83.3%
	U.S. TREASURY BILLS — 56.1%
18,000,000	United States Treasury Bill(a)	4.7627	04/11/24	$ 17,973,805
24,500,000	United States Treasury Bill(a)	5.0466	04/25/24	24,414,138
9,900,000	United States Treasury Bill(a)	5.1500	05/23/24	9,824,939
	TOTAL U.S. TREASURY BILLS (Cost $52,216,016)			52,212,882

Shares
	MONEY MARKET FUNDS - 27.2%
25,297,564	First American US Treasury Money Market Fund, Class Z, 5.16%(b)(d)			25,297,564
	TOTAL MONEY MARKET FUNDS (Cost $25,297,564)			25,297,564

	TOTAL SHORT-TERM INVESTMENTS (Cost $77,513,580)			77,510,446

	TOTAL INVESTMENTS - 83.3% (Cost $77,513,580)			$ 77,510,446
	OTHER ASSETS IN EXCESS OF LIABILITIES- 16.7%			15,570,539
	NET ASSETS - 100.0%			$ 93,080,985

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
112	CBOT 10 Year US Treasury Note	06/18/2024	$ 12,409,250	$ 10,922
204	CBOT 5 Year US Treasury Note	06/28/2024	21,831,188	(3,657)
94	CBOT Corn Future(d)	05/14/2024	2,077,400	52,775
22	CBOT Corn Future(d)	07/12/2024	499,950	9,812
48	CME Australian Dollar Currency Future	06/17/2024	3,135,840	(5,700)
139	CME Canadian Dollar Currency Future	06/18/2024	10,277,660	38,555
5	CME E-mini Russell 2000 Index Futures	06/21/2024	536,475	20,315
212	CME New Zealand Dollar Currency Future	06/17/2024	12,667,000	(299,685)
9	CME Nikkei 225 Index Future	06/13/2024	1,818,000	10,550
2	COMEX Copper Future(d)	05/29/2024	200,350	575
32	COMEX Gold 100 Troy Ounces Future(d)	06/26/2024	7,162,880	162,780
17	COMEX Silver Future(d)	05/29/2024	2,117,860	(47,365)
9	Eurex 30 Year Euro BUXL Future	06/06/2024	1,318,447	2,244
11	Euro-BTP Italian Bond Futures	06/06/2024	1,412,201	20,892
194	Euronext CAC 40 Index Future	04/19/2024	17,209,914	116,671
14	French Government Bond Futures	06/06/2024	1,935,685	12,348
15	FTSE/MIB Index Future	06/21/2024	2,766,990	39,319

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
16	FVSA index - Mini-Futures on VSTOXX(d)	05/22/2024	$ 26,494	$ 5
3	HKG Hang Seng Index Future	04/29/2024	317,558	(1,024)
192	ICE Brent Crude Oil Future(d)	04/30/2024	16,704,000	321,050
25	ICE Gas Oil Future(d)	05/10/2024	2,020,000	(22,425)
33	Long Gilt Future	06/26/2024	4,162,432	42,638
98	MEFF Madrid IBEX 35 Index Future	04/19/2024	11,699,847	488,102
35	Montreal Exchange 10 Year Canadian Bond Future	06/19/2024	3,109,744	685
75	NYBOT CSC C Coffee Future(d)	05/20/2024	5,311,406	84,694
19	NYBOT CSC C Coffee Future(d)	07/19/2024	1,339,856	25,068
103	NYBOT CTN Number 2 Cotton Future(d)	05/08/2024	4,706,070	(147,420)
25	NYBOT CTN Number 2 Cotton Future(d)	07/09/2024	1,149,625	1,505
11	NYMEX Henry Hub Natural Gas Futures(d)	04/26/2024	193,930	2,120
150	NYMEX Light Sweet Crude Oil Future(d)	04/22/2024	12,475,500	389,250
51	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	04/30/2024	5,827,525	14,624
67	SFE S&P ASX Share Price Index 200 Future	06/20/2024	8,678,434	216,045
96	SGX FTSE China A50 Futures Contract	04/29/2024	1,163,520	(7,120)
7	SGX Nikkei 225 Stock Index Future	06/13/2024	928,816	10,545
97	TSE TOPIX (Tokyo Price Index) Future	06/13/2024	17,616,967	425,443
	TOTAL OPEN LONG FUTURES CONTRACTS			$ 1,985,136

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
15	Carbon Emissions Future(d)	12/16/2024	$ 1,000,000	$ (126,051)
9	CBOT Soybean Future(d)	05/14/2024	536,175	4,813
2	CBOT Soybean Future(d)	07/12/2024	120,525	1,025
55	CBOT Soybean Meal Future(d)	05/14/2024	1,857,350	(10,150)
13	CBOT Soybean Meal Future(d)	07/12/2024	443,300	(1,610)
76	CBOT Soybean Oil Future(d)	05/14/2024	2,186,520	(13,116)
18	CBOT Soybean Oil Future(d)	07/12/2024	523,584	(2,580)
24	CBOT US Treasury Bond Futures	06/18/2024	2,890,500	(12,531)
30	CBOT Wheat Future(d)	05/14/2024	840,375	(17,712)
7	CBOT Wheat Future(d)	07/12/2024	201,513	(4,150)
65	CME British Pound Currency Future	06/17/2024	5,129,719	(1,275)
2	CME E-Mini NASDAQ 100 Index Future	06/21/2024	739,000	3,570
23	CME E-Mini Standard & Poor's 500 Index Future	06/21/2024	6,104,775	(33,600)
39	CME Euro Foreign Exchange Currency Future	06/17/2024	5,275,481	17,932
457	CME Japanese Yen Currency Future	06/17/2024	38,190,919	821,489
301	CME Swiss Franc Currency Future	06/17/2024	42,072,275	1,064,262
152	Eurex 10 Year Euro BUND Future	06/06/2024	21,870,291	(149,273)
162	Eurex 5 Year Euro BOBL Future	06/06/2024	20,665,049	1,189
1	Eurex DAX Index Future	06/21/2024	506,365	161
228	Eurex EURO STOXX 50 Future	06/21/2024	12,408,414	(237,598)
385	Euronext Milling Wheat Future(d)	05/10/2024	4,225,863	(112,085)
79	FTSE 100 Index Future	06/21/2024	7,964,510	(163,710)
43	KCBT Hard Red Winter Wheat Future(d)	05/14/2024	1,258,288	(8,614)

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
11	KCBT Hard Red Winter Wheat Future(d)	07/12/2024	$ 318,863	$ (1,325)
43	Montreal Exchange S&P/TSX 60 Index Future	06/20/2024	8,517,329	(57,135)
17	NYBOT CSC Cocoa Future(d)	05/15/2024	1,660,220	(136,910)
2	NYBOT CSC Cocoa Future(d)	07/16/2024	186,120	(8,760)
3	NYBOT CSC Number 11 World Sugar Future(d)	04/30/2024	75,667	(470)
11	NYMEX NY Harbor ULSD Futures(d)	04/30/2024	1,211,687	9,165
10	NYMEX Platinum Future(d)	07/29/2024	460,550	(4,875)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 820,076

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 16.4%
	AEROSPACE & DEFENSE - 1.1%
1,200	TransDigm Group, Inc.	$ 1,477,920

	ASSET MANAGEMENT - 1.1%
14,400	KKR & Company, Inc.	1,448,352

	ENGINEERING & CONSTRUCTION - 2.2%
48,500	KBR, Inc.	3,087,510

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
9,700	Tradeweb Markets, Inc., CLASS A	1,010,449

	INTERNET MEDIA & SERVICES - 3.1%
1,200	Booking Holdings, Inc.	4,353,456

	MEDICAL EQUIPMENT & DEVICES - 1.4%
28,700	Boston Scientific Corporation(a)	1,965,663

	OIL & GAS PRODUCERS - 1.5%
18,400	Exxon Mobil Corporation	2,138,816

	RETAIL - DISCRETIONARY - 1.6%
18,900	Freshpet, Inc.(a)	2,189,754

	SEMICONDUCTORS - 1.0%
1,500	NVIDIA Corporation	1,355,340

	SOFTWARE - 2.1%
7,400	CyberArk Software Ltd.(a)	1,965,662
7,100	Wix.com Ltd.(a)	976,108
		2,941,770
	TECHNOLOGY HARDWARE - 0.6%
2,900	Arista Networks, Inc.(a)	840,942

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares				Fair Value
	COMMON STOCKS — 16.4% (Continued)

	TOTAL COMMON STOCKS (Cost $20,863,606)			$ 22,809,972

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 18.1%

	ASSET MANAGEMENT — 5.2%
17,000	AMG Capital Trust II	5.1500	10/15/37	864,776
99,600	APOLLO GLOBAL MANAGEMENT, INC.	6.7500	07/31/26	6,349,500
				7,214,276
	BANKING — 8.7%
4,948	Bank of America Corporation	7.2500	Perpetual	5,906,626
5,100	Wells Fargo & Company - Series L	7.5000	Perpetual	6,218,685
				12,125,311
	ELECTRIC UTILITIES — 4.2%
150,700	NextEra Energy, Inc.	6.9260	09/01/25	5,866,751

	TOTAL PREFERRED STOCKS (Cost $23,518,671)			25,206,338

Principal Amount ($)
	CONVERTIBLE BONDS — 63.7%
	AUTOMOTIVE — 4.1%
5,560,000	Ford Motor Company(b)	0.0000	03/15/26	5,746,260

	BIOTECH & PHARMA — 1.8%
2,493,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	2,458,846

	CONSUMER SERVICES — 1.2%
2,057,000	Chegg, Inc.(b)	0.0000	09/01/26	1,712,453

	E-COMMERCE DISCRETIONARY — 2.9%
5,200,000	Etsy, Inc.	0.2500	06/15/28	4,095,000

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 63.7% (Continued)
	ELECTRIC UTILITIES — 7.2%
4,250,000	Alliant Energy Corporation	3.8750	03/15/26	$ 4,179,875
6,120,000	PPL Capital Funding, Inc.	2.8750	03/15/28	5,856,840
				10,036,715
	GAS & WATER UTILITIES — 1.0%
1,370,000	American Water Capital Corporation(c)	3.6250	06/15/26	1,337,805

	HEALTH CARE FACILITIES & SERVICES — 0.5%
635,000	PetIQ, Inc.	4.0000	06/01/26	629,857

	INTERNET MEDIA & SERVICES — 2.6%
3,895,000	Expedia Group, Inc.(b)	0.0000	02/15/26	3,587,295

	LEISURE FACILITIES & SERVICES — 3.1%
5,020,000	DraftKings, Inc.(b)	0.0000	03/15/28	4,329,750

	MEDICAL EQUIPMENT & DEVICES — 4.4%
5,530,000	Dexcom, Inc.	0.2500	11/15/25	6,069,899

	REAL ESTATE INVESTMENT TRUSTS — 7.8%
3,070,000	Kite Realty Group, L.P.(c)	0.7500	04/01/27	2,947,200
1,350,000	Ventas Realty, L.P.(c)	3.7500	06/01/26	1,347,300
5,860,000	Welltower OP, LLC(c)	2.7500	05/15/28	6,522,766
				10,817,266
	SOFTWARE — 14.2%
4,649,000	Okta, Inc.	0.3750	06/15/26	4,258,484
2,211,000	PROS Holdings, Inc.	2.2500	09/15/27	2,400,040
5,332,000	Shopify, Inc.	0.1250	11/01/25	5,062,734
5,620,000	Tyler Technologies, Inc.	0.2500	03/15/26	5,645,290
2,540,000	Wix.com Ltd.(b)	0.0000	08/15/25	2,344,420
				19,710,968
	TECHNOLOGY SERVICES — 10.7%
5,380,928	Euronet Worldwide, Inc.	0.7500	03/15/49	5,216,809
5,977,000	Global Payments, Inc.(c)	1.5000	03/01/31	6,317,689
3,646,000	Shift4 Payments, Inc.	0.5000	08/01/27	3,381,665

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 63.7% (Continued)
	TECHNOLOGY SERVICES — 10.7% (Continued)
				$ 14,916,163
	TRANSPORTATION & LOGISTICS — 2.2%
3,030,000	Southwest Airlines Company	1.2500	05/01/25	3,066,360

	TOTAL CONVERTIBLE BONDS (Cost $87,056,573)			88,514,637

Shares
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
1,650,723	First American Treasury Obligations Fund, Class X, 5.22% (Cost $1,650,723)(d)			1,650,723

	TOTAL INVESTMENTS - 99.4% (Cost $133,089,573)			$ 138,181,670
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%			850,910
	NET ASSETS - 100.0%			$ 139,032,580

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is $18,472,760 or 13.3% of net assets.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2024.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.5%

	ASSET MANAGEMENT — 0.3%
16	Eaton Vance Senior Floating-Rate Trust Cl A(j)		8.5820	Perpetual	$ 368,000
103	Eaton Vance Senior Floating-Rate Trust CL C		8.5500	Perpetual	2,253,125
					2,621,125
	BANKING — 0.2%
2,297	CIB Marine Class A(a)		0.0000	06/01/35	1,154,104
253	CIB Marine Class B(a)		0.0000	06/01/35	126,986
					1,281,090
	TOTAL PREFERRED STOCKS (Cost $4,123,224)				3,902,215

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 77.2%
	AGENCY CMBS — 0.3%
29,608,300	Ginnie Mae Strip Series 3 23(b)		1.4000	09/16/45	2,178,283
1,317,598	Government National Mortgage Association Series 2013-43 IO(b),(c)		0.0240	08/16/48	338
					2,178,621
	AUTO LOAN — 0.6%
4,814,286	CAL Receivables, LLC Series 2022-1 B(d),(e)	SOFR30A + 4.350%	9.6690	10/15/26	4,811,034

	CDO — 0.3%
36,605	Aspen Funding I Ltd. Series 2002-1A B1(d), (j)		9.0600	07/10/37	36,527
10,000,000	Bleecker Structured Asset Funding Ltd. (j)		0.0000	04/01/35	200,670
3,047,047	Nomura CRE CDO Ltd. Series 2007-2A D(d),(e)	TSFR3M + 0.712%	0.0000	05/21/42	274,234
2,000,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(d),(e), (j)	TSFR3M + 0.912%	6.1840	11/05/35	1,289,210
368,058	Wachovia Repackaged Asset Participating Securities Series 2003-1A A(d),(e)	PRIME + 0.550%	6.1340	02/08/35	293,342
562,780	Wachovia Repackaged Asset Participating Securities Series 2003-1A B(d),(e)	PRIME + 0.550%	6.1340	02/08/35	391,132
					2,485,115
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0%
111,152	ABN Amro Mortgage Corporation Series 2002-9 M		5.7500	12/25/32	106,215
45,342	ABN Amro Mortgage Corporation Series 2003-3 A4		5.7500	02/25/33	43,105
121,390	Adjustable Rate Mortgage Trust Series 2005-2 3A1(c)		6.0320	06/25/35	115,134
73,050	Adjustable Rate Mortgage Trust Series 2005-4 1A1(c)		3.3280	08/25/35	58,150

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
618,379	Adjustable Rate Mortgage Trust Series 2005-5 2A1(c)		4.8160	09/25/35	$ 527,245
210,964	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(e)	TSFR1M + 0.634%	5.9640	11/25/35	173,552
242,047	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(e)	TSFR1M + 0.654%	5.9840	11/25/35	198,334
211,650	Adjustable Rate Mortgage Trust Series 2005-10 3A11(c)		3.8920	01/25/36	197,617
82,604	Adjustable Rate Mortgage Trust Series 2005-10 3A31(c)		3.8920	01/25/36	77,297
115,209	Adjustable Rate Mortgage Trust Series 2005-10 6A1(e)	TSFR1M + 0.654%	5.9840	01/25/36	103,696
60,538	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	52,912
409,606	Alternative Loan Trust Series 2005-43 5A1(c)		5.0580	09/25/35	338,620
57,643	Alternative Loan Trust Series 2005-51 2A1(e)	TSFR1M + 0.714%	6.0430	11/20/35	51,968
1,537,163	Alternative Loan Trust Series 2006-J6 A2(b),(e)	-(TSFR1M + 0.114%) + 5.500%	0.0560	09/25/36	117,129
1,259,969	Alternative Loan Trust Series 2006-J6 A1(e)	TSFR1M + 0.614%	2.6400	09/25/36	521,417
661,879	Alternative Loan Trust Series 2006-32CB A2(b),(e)	-(TSFR1M + 0.114%) + 5.216%	0.0000	11/25/36	44,191
398,723	Alternative Loan Trust Series 2006-32CB A1(e)	TSFR1M + 0.784%	6.0000	11/25/36	197,469
298,435	Alternative Loan Trust Series 2007-5CB 1A24(f)		0.0000	04/25/37	16,822
367,841	Alternative Loan Trust Series 2007-5CB 1A18(b),(e)	-(TSFR1M + 0.114%) + 5.650%	0.2060	04/25/37	35,310
369,023	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	357,130
347,504	American Home Mortgage Assets Trust Series 2006-1 2A1(e)	TSFR1M + 0.304%	5.6340	05/25/46	288,327
4,866	American Home Mortgage Investment Trust Series 2004-3 4A(e)	TSFR6M + 1.928%	4.4840	10/25/34	4,830
4,345,212	American Home Mortgage Investment Trust Series 2005-2 5A4D(g)		5.8280	09/25/35	3,270,515
428,833	American Home Mortgage Investment Trust Series 2006-2 3A1(e)	TSFR1M + 0.334%	0.8260	06/25/36	58,041
5,070	American Home Mortgage Investment Trust Series 2004-1 1M1(e)	TSFR1M + 1.014%	6.3440	04/25/44	5,028
14,101	American Home Mortgage Investment Trust Series 2005-1 6A(e)	TSFR6M + 2.428%	7.6150	06/25/45	13,931
899,238	American Home Mortgage Investment Trust Series 2005-4 5A(e)	TSFR6M + 2.178%	1.7520	11/25/45	360,047
357,094	American Home Mortgage Investment Trust Series 2006-3 12A1(e)	TSFR1M + 0.494%	5.8240	12/25/46	335,724
586,478	Banc of America Alternative Loan Trust Series 2006-4 1A2(b),(e)	-(TSFR1M + .114) + + 5.150%	0.0000	05/25/46	21,804
297,464	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	246,966
257,027	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	213,390
581,157	Banc of America Alternative Loan Trust Series 2006-4 1A1(e)	TSFR1M + 0.964%	6.0000	05/25/46	468,661
318,495	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	264,426
1,254,063	Banc of America Funding Corporation Series 2008-1 A2(c)		4.4270	09/25/48	1,213,964
629,647	Banc of America Funding Trust Series 2016-R2 1A1(c),(d)		4.7000	05/01/33	619,555
92,579	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	46,632

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
47,477	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	$ 39,806
405,575	Banc of America Funding Trust Series 2004-B 6A1(c)		2.9040	12/20/34	323,801
145,716	Banc of America Funding Trust Series 2005-B 1A1(c)		4.9620	04/20/35	128,265
1,568,925	Banc of America Funding Trust Series 2005-E 2A1(c)		3.8010	05/20/35	1,349,049
118,949	Banc of America Funding Trust Series 2005-E 8A1(e)	12MTA + 1.430%	6.5190	06/20/35	85,820
2,125,400	Banc of America Funding Trust Series 2015-R8 3A2(c),(d)		4.6150	08/26/35	1,534,129
53,223	Banc of America Funding Trust Series 2005-8 30PO(f)		0.0000	01/25/36	34,296
1,283,845	Banc of America Funding Trust Series 2006-A 5A1(c)		3.7930	02/20/36	1,104,452
982,200	Banc of America Funding Trust Series 2006-A 4A1(c)		5.2650	02/20/36	789,273
387,427	Banc of America Funding Trust Series 2006-B 7A1(c)		4.3260	03/20/36	319,654
165,723	Banc of America Funding Trust Series 2006-B 1A1(c)		6.3710	03/20/36	152,034
129,833	Banc of America Funding Trust Series 2006-C 4A1(c)		4.3150	04/20/36	107,382
540,294	Banc of America Funding Trust Series 2006-D 2A1(c)		3.4990	05/20/36	468,033
218,222	Banc of America Funding Trust Series 2006-F 1A2(c)		5.4740	07/20/36	184,095
13,728	Banc of America Funding Trust Series 2006-G 3A3(e)	TSFR12M + 2.465%	7.5580	07/20/36	13,479
70,425	Banc of America Funding Trust Series 2007-7 30PO(f)		0.0000	09/25/37	32,073
94,939	Banc of America Funding Trust Series 2006-I 5A1(c)		3.3930	10/20/46	77,228
43,087	Banc of America Funding Trust Series 2007-C 6A2(e)	TSFR1M + 0.654%	5.9830	05/20/47	42,016
336,079	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	169,566
4,730,461	Banc of America Mortgage Trust Series 2004-G 3A1(c)		5.2010	08/25/34	3,022,913
36,303	Banc of America Mortgage Trust Series 2005-A 2A2(c)		4.9990	02/25/35	34,423
279,413	Banc of America Mortgage Trust Series 2005-G 4A3(c)		3.4750	08/25/35	244,542
935,679	Banc of America Mortgage Trust Series 2005-I 4A1(c)		6.2040	10/25/35	905,102
85,815	Banc of America Mortgage Trust Series 2006-A 1A1(c)		4.2630	02/25/36	70,743
72,578	Banc of America Mortgage Trust Series 2006-B 2A1(c)		4.9910	11/20/46	63,486
145,114	Bayview Commercial Asset Trust Series 2005-3A M5(d),(e)	TSFR1M + 1.074%	6.4039	11/25/35	135,465
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(c),(d)		5.3520	12/27/34	3,835,082
1,868,448	BCAP, LLC Trust Series 2009-RR10 1A2(c),(d)		6.0000	02/26/36	1,757,569
1,744,788	BCAP, LLC Trust Series 2010-RR11 3A3(c),(d)		4.0620	06/27/36	1,615,915
7,605	Bear Stearns ALT-A Trust Series 2004-9 6A1(c)		6.1970	09/25/34	7,165
147,526	Bear Stearns ALT-A Trust Series 2004-12 2A4(c)		4.3090	01/25/35	132,523
45,668	Bear Stearns ALT-A Trust Series 2005-4 25A1(c)		4.3060	05/25/35	42,282
66,445	Bear Stearns ALT-A Trust Series 2005-10 23A1(c)		4.7020	01/25/36	59,399
1,979,787	Bear Stearns ALT-A Trust Series 2006-1 11A1(e)	TSFR1M + 0.594%	5.9240	02/25/36	1,732,389

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
1,551,368	Bear Stearns ALT-A Trust Series 2006-2 11A1(e)	TSFR1M + 0.554%	5.8840	04/25/36	$ 1,359,275
366,798	Bear Stearns ALT-A Trust Series 2006-3 35A1(c)		2.5200	05/25/36	174,534
55,316	Bear Stearns ALT-A Trust Series 2006-3 33A1(c)		4.5150	05/25/36	34,487
171,694	Bear Stearns ALT-A Trust Series 2006-3 1A1(e)	TSFR1M + 0.494%	5.8240	05/25/36	137,845
38,365	Bear Stearns ALT-A Trust II Series 2007-1 1A1(c)		2.4380	09/25/47	18,043
9,544	Bear Stearns ARM Trust Series 2004-1 21A1(c)		5.2850	04/25/34	9,186
358,348	Bear Stearns ARM Trust Series 2004-9 23A1(c)		2.1580	11/25/34	331,764
145,224	Bear Stearns ARM Trust Series 2005-3 2A1(c)		4.8680	06/25/35	133,857
898,221	Bear Stearns ARM Trust Series 2005-6 3A1(c)		5.7280	08/25/35	811,120
220,691	Bear Stearns ARM Trust Series 2006-4 1A1(c)		5.7900	10/25/36	205,330
49,309	Bear Stearns ARM Trust Series 2007-5 3A1(c)		4.3190	08/25/47	41,103
3,268,265	Bear Stearns ARM Trust Series 2007-5 2A1(c)		4.8540	08/25/47	2,912,645
137,202	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(e)	TSFR1M + 1.114%	5.5000	08/25/35	83,955
20,098	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(g)		5.7500	10/25/33	21,042
665,926	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(e)	TSFR1M + 0.414%	5.7440	12/25/36	846,202
9,828	Bear Stearns Mortgage Securities, Inc. Series 1997-6 1A(c)		7.6430	03/25/31	9,763
1,237	Bear Stearns Mortgage Securities, Inc. Series 1997-6 B2(c)		7.6430	03/25/31	922
36,857,763	CBASS 1248MKAB1 DEL TR Series 2011-1A KAB1(d),(e)	TSFR1M + 0.574%	0.0630	02/25/37	640,194
155,387	Chase Mortgage Finance Trust Series 2005-S1 2A1		5.0000	05/25/35	151,604
916,948	ChaseFlex Trust Series Series 2005-2 3A4		7.5000	06/25/35	598,656
198,027	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(c)		4.5190	02/25/34	161,244
1,310,413	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(c)		1.3390	05/25/34	1,201,698
208,136	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	203,667
39,859	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(f)		0.0000	07/25/34	26,374
320,090	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(c)		5.3610	08/25/34	285,325
1,576	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(e)	TSFR1M + 0.834%	5.2970	03/25/35	503
235,187	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	139,220
111,676	CHL Mortgage Pass-Through Trust Series 2005-HYB6 5A1(c)		3.6910	10/20/35	104,915
88,920	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	76,741
215,307	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	192,392
99,959	Citigroup Mortgage Loan Trust Series 2004-HYB2 3A(c)		5.5390	03/25/34	84,451
25,317	Citigroup Mortgage Loan Trust Series 2013-8 1A2(c),(d)		5.1280	05/25/35	23,093
259,434	Citigroup Mortgage Loan Trust Series 2009-4 7A5(c),(d)		5.4830	05/25/35	235,725
101,482	Citigroup Mortgage Loan Trust Series 2010-8 2A2(c),(d)		4.0390	11/19/35	100,975

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
339,287	Citigroup Mortgage Loan Trust Series 2006-AR2 1A2(c)		5.1550	03/25/36	$ 315,060
27,437	Citigroup Mortgage Loan Trust Series 2006-AR5 2A4A(c)		4.4580	07/25/36	42,769
292,371	Citigroup Mortgage Loan Trust Series 2013-8 2A2(c),(d)		5.9630	11/25/36	201,155
1,465,456	Citigroup Mortgage Loan Trust Series 2008-RR1 A1A1(d),(e)	TSFR1M + 0.184%	5.5140	01/25/37	1,256,593
676,370	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(d),(e)	TSFR1M + 0.514%	5.8440	01/25/29	624,049
56,044	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	56,597
911,118	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	671,042
82,361	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(f)		0.0000	01/25/37	44,550
156,545	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(b),(e)	-(TSFR1M + 0.114%) + 5.400%	0.0000	01/25/37	7,669
16,383	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	14,296
31,827,712	COMM Mortgage Trust Series 2007-C9 XS(b),(c),(d)		0.0000	12/10/49	693,965
337,230	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/25	257,390
515,197	Credit Suisse First Boston Mortgage Securities Series MH29 B1(c)		8.1000	09/25/31	514,268
267,263	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(c),(d)		6.0520	03/25/32	247,284
109,752	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(c)		7.0000	06/25/32	103,387
20,203	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(c)		5.8340	11/25/32	15,274
79,224	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(c)		5.8340	11/25/32	74,971
400,041	Credit Suisse First Boston Mortgage Securities Series 2002-30 DB1(c)		7.3310	11/25/32	398,620
59,234	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(c)		5.6540	04/25/33	43,356
187,930	Credit Suisse First Boston Mortgage Securities Series AR26 9M3(e)	TSFR1M + 2.864%	8.1940	11/25/33	178,087
74,534	Credit Suisse First Boston Mortgage Securities Series 2003-AR28 6M3(e)	TSFR1M + 2.864%	8.1940	12/25/33	81,607
696,163	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(e)	TSFR1M + 2.214%	7.5440	02/25/34	749,341
51,474	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	36,968
776,223	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	662,497
2,081	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 6A1		5.0000	11/25/28	1,946
559,833	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	542,858
77,516	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(e)	TSFR1M + 3.014%	8.3440	07/25/33	75,081
6,691	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 7A1		5.5000	11/25/33	6,573
204,683	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	202,970
559,092	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(e)	TSFR1M + 0.464%	5.7940	10/25/35	465,594
114,764	CSMC Series 2014-4R 16A3(d),(e)	TSFR1M + 0.314%	4.4530	02/27/36	107,645
88,531	CSMC Series 2011-6R 4A2(c),(d)		3.9270	04/28/37	81,158
1,518,112	CSMC Mortgage-Backed Trust Series 2006-9 4A13		6.5000	11/25/36	948,604

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
520,877	CSMC Mortgage-Backed Trust Series 2007-1 5A13		6.0000	02/25/37	$ 285,687
179,217	CSMC Mortgage-Backed Trust Series 2007-3 3A4		5.0000	04/25/37	146,741
137,586	CSMC Mortgage-Backed Trust Series 2007-3 4A6(e)	TSFR1M + 0.364%	5.6940	04/25/37	106,119
2,302,440	CSMC Mortgage-Backed Trust Series 2007-4 5A1		1.1190	06/25/37	352,749
190,004	CSMC Mortgage-Backed Trust Series 2007-4 1A1(e)	TSFR1M + 0.514%	5.8440	06/25/37	112,354
156,011	Deutsche Alt-B Securities Inc Mortgage Loan Trust Series 2006-AB2 A3(c)		4.7870	06/25/36	136,781
111,815	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1 A3(g)		6.3650	02/25/36	99,498
30,451	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 B2(c)		5.5000	09/25/33	28,282
30,164	Deutsche Mortgage Securities Inc Mortgage Loan Series 2006-PR1 4AF1(d),(e)	TSFR1M + 0.404%	5.7300	04/15/36	26,220
151,669	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(e)	TSFR1M + 0.954%	6.2810	09/19/44	131,092
996,162	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(e)	TSFR1M + 0.914%	6.2410	11/19/44	842,107
633,676	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(e)	TSFR1M + 0.914%	6.2410	11/19/44	590,050
2,290,470	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(e)	TSFR1M + 0.254%	5.5810	04/19/47	1,885,398
131,139	Fannie Mae Interest Strip Series 409 19(b),(c)		3.5000	04/25/27	2,913
132,083	Fannie Mae Interest Strip Series 356 17(b)		6.0000	01/25/35	21,966
285,173	Fannie Mae Interest Strip Series 362 2(b)		4.5000	08/25/35	39,189
185,515	Fannie Mae Interest Strip Series 387 5(b),(c)		5.0000	03/25/38	26,829
416,299	Fannie Mae Interest Strip Series 407 16(b)		5.0000	01/25/40	74,756
283,704	Fannie Mae REMICS Series 2010-55 SH(b),(e)	-(SOFR30A + 0.114%) + 6.500%	1.0650	05/25/40	5,660
305,839	Fannie Mae REMICS Series 2018-95 SA(b),(e)	-(SOFR30A + 0.114%) + 6.150%	0.7150	01/25/49	29,432
1,050,893	Fannie Mae Trust Series 2003-W6 5S(b),(e)	-(SOFR30A + 0.114%) + 7.600%	2.1650	09/25/42	132,071
155,696	First Horizon Alternative Mortgage Securities Series 2004-AA5 2A1(c)		5.8920	12/25/34	144,265
365,363	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(c)		5.3930	02/25/35	331,046
25,721	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(c)		5.2680	03/25/35	15,271
865,446	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(c)		7.1990	05/25/35	432,556
215,664	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(c)		6.6330	07/25/35	134,409
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(c)		0.0000	07/25/36	—
19,927	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(c)		4.8090	05/25/30	19,374
16,682	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(c)		5.2860	05/25/30	16,004
158,191	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(e)	TSFR1M + 0.384%	5.7140	02/25/35	134,634
183,540	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(c)		4.9380	10/25/35	169,187
621,382	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(c)		6.6250	01/25/36	455,140

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
471,876	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(c)		3.5140	10/25/36	$ 347,592
45,541	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(c)		4.5110	07/25/37	27,903
290,321	Freddie Mac REMICS Series 3753 SB(b),(e)	-(SOFR30A + 0.114%) + 6.000%	0.5670	11/15/40	27,554
252,550	Freddie Mac Strips Series 324 C21(b)		6.0000	06/15/39	50,357
275,237	Freddie Mac Strips Series 365 257(b),(c)		4.5000	05/15/49	54,028
2,797,362	Freddie Mac Structured Pass-Through Certificates Series 56 AIO(b),(c)		0.5240	05/25/43	67,654
372,209	Global Mortgage Securitization Ltd. Series 2004-A A2(d),(e)	TSFR1M + 0.434%	5.7640	11/25/32	360,956
145,602	GMACM Mortgage Loan Trust Series 2004-J2 A9(f)		0.0000	06/25/34	120,003
1,771,238	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(c)		3.7020	07/19/35	1,416,514
26,519	GMACM Mortgage Loan Trust Series 2005-AR6 4A1(c)		4.0390	11/19/35	22,979
439,047	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(c)		4.2540	11/19/35	365,179
123,541	Government National Mortgage Association Series 2012-104 DI(b),(g), (j)		4.0000	09/16/25	40
147,303	Government National Mortgage Association Series 2003-12 S(b),(e)	-(TSFR1M + 0.114%) + 7.550%	2.1070	02/20/33	1,101
145,559	Government National Mortgage Association Series 2021-78 QI(b)		5.0000	05/20/34	14,174
156,359	Government National Mortgage Association Series 2015-79 GI(b)		5.0000	10/20/39	30,574
124,495	Government National Mortgage Association Series 2011-71 SG(b),(e)	-(TSFR1M + 0.114%) + 5.400%	0.0000	05/20/41	8,005
146,047	Government National Mortgage Association Series 2011-89 SA(b),(e)	-(TSFR1M + 0.114%) + 5.450%	0.0070	06/20/41	9,523
670,584	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(e)	12MTA + 2.000%	7.0810	03/25/36	585,415
65,665	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(e)	TSFR1M + 0.534%	5.8640	04/25/36	55,448
386,850	GreenPoint Mortgage Funding Trust Series 2005-AR4 1A1(e)	TSFR1M + 0.634%	5.9640	10/25/45	377,959
204,875	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(e)	TSFR1M + 0.674%	6.0040	11/25/45	145,901
541,012	GreenPoint Mortgage Loan Trust Series 2004-1 A(e)	TSFR1M + 1.264%	6.5940	10/25/34	424,590
319,277	GreenPoint MTA Trust Series 2005-AR3 1A1(e)	TSFR1M + 0.594%	5.9240	08/25/45	249,110
140,046	GSMPS Mortgage Loan Trust Series 1998-2 A(c),(d)		7.7500	05/19/27	142,885
57,155	GSMPS Mortgage Loan Trust Series 1998-3 A(c),(d)		4.7680	09/19/27	56,471
138,494	GSMPS Mortgage Loan Trust Series 1999-2 A(c),(d)		8.0000	09/19/27	136,095
47,463	GSMPS Mortgage Loan Trust Series 1998-1 A(c),(d)		8.0000	09/19/27	44,879
401,890	GSMPS Mortgage Loan Trust Series 2001-2 A(c),(d)		7.5000	06/19/32	371,238
116,359	GSR Mortgage Loan Trust Series 2003-1 B1(c)		5.4470	03/25/33	107,023
9,412	GSR Mortgage Loan Trust Series 2003-1 A2(e)	H15T1Y + 1.750%	6.7800	03/25/33	9,275
87,321	GSR Mortgage Loan Trust Series 2003-3F B3(c)		5.9590	04/25/33	82,273
104,497	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	101,536

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
162,819	GSR Mortgage Loan Trust Series 2003-4F B3(c)		5.9080	05/25/33	$ 164,145
367,582	GSR Mortgage Loan Trust Series 2003-9 A2(e)	TSFR12M + 2.465%	7.2550	08/25/33	341,570
11,285	GSR Mortgage Loan Trust Series 2004-8F 2A3		6.0000	09/25/34	11,157
13,941	GSR Mortgage Loan Trust Series 2004-13F 3A3		6.0000	11/25/34	13,410
86,591	GSR Mortgage Loan Trust Series 2004-15F 3A1(e)	TSFR1M + 0.414%	5.7440	12/25/34	79,816
278,508	GSR Mortgage Loan Trust Series 2005-1F 4A1(e)	TSFR1M + 0.414%	5.7440	01/25/35	250,370
57,325	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	54,411
189,250	GSR Mortgage Loan Trust Series 2005-AR5 1A1(c)		5.3480	10/25/35	175,874
278,815	GSR Mortgage Loan Trust Series 2005-AR7 5A1(c)		4.5740	11/25/35	229,627
1,081,186	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	988,810
468,405	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	428,385
350,983	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	320,995
819,169	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	602,586
35,340	GSR Mortgage Loan Trust Series 2006-1F 1A3		5.5000	02/25/36	65,350
23,097	GSR Mortgage Loan Trust Series 2006-1F 1A9		5.5000	02/25/36	34,152
1,412,333	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,150,513
1,668,812	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,359,445
789,731	GSR Mortgage Loan Trust Series 2006-1F 1A6(e)	TSFR1M + 1.064%	6.3940	02/25/36	1,622,678
65,147,000	GSR Mortgage Loan Trust Series 2006-4F 2A2		5.5000	05/25/36	1,137,000
875,000	GSR Mortgage Loan Trust Series 2006-4F 2A11		5.5000	05/25/36	515,000
2,604,000	GSR Mortgage Loan Trust Series 2006-4F 5A11		5.5000	05/25/36	832,500
211,228	GSR Mortgage Loan Trust Series 2006-5F 2A1		6.0000	06/25/36	325,233
78,192	GSR Mortgage Loan Trust Series 2006-5F 2A4		6.0000	06/25/36	120,394
416,202	GSR Mortgage Loan Trust Series 2006-5F 2A2		6.0000	06/25/36	640,837
10,735	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,805,736
682,967	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	1,653,001
350,567	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	863,969
195,732	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	270,135
782,495	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	468,755
620,856	GSR Mortgage Loan Trust Series 2007-AR1 1A1(c)		3.9440	03/25/37	334,872
454,014	GSR Mortgage Loan Trust Series 2007-AR1 3A1(c)		3.9500	03/25/37	383,249
238,528	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(c)		5.6310	05/25/37	216,136
611,287	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	1,863,202
49,772	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	76,719

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
2,309,971	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	$ 3,697,907
72,688	HarborView Mortgage Loan Trust Series 2003-1 B1(c)		5.8440	05/19/33	57,192
251,760	HarborView Mortgage Loan Trust Series 2004-1 B1(c)		5.7640	04/19/34	189,721
972,682	HarborView Mortgage Loan Trust Series 2004-8 3A2(e)	TSFR1M + 0.914%	6.2410	11/19/34	730,239
74,232	HarborView Mortgage Loan Trust Series 2004-9 4A2(e)	TSFR1M + 0.894%	6.2210	12/19/34	64,264
3,117,712	HarborView Mortgage Loan Trust Series 2005-2 1A(e)	TSFR1M + 0.634%	1.5550	05/19/35	973,207
45,670	HarborView Mortgage Loan Trust Series 2005-4 4A(c)		5.4290	07/19/35	40,242
194,735	HarborView Mortgage Loan Trust Series 2005-8 1A2A(e)	TSFR1M + 0.774%	6.1010	09/19/35	126,334
19,178	HarborView Mortgage Loan Trust Series 2005-14 2A1A(c)		6.3590	12/19/35	13,569
163,270	HarborView Mortgage Loan Trust Series 2005-14 3A1A(c)		6.3860	12/19/35	153,776
1,922,267	HarborView Mortgage Loan Trust Series 2005-16 4A1B(e)	12MTA + 2.000%	7.0890	01/19/37	1,377,188
110	Impac CMB Trust Series 2003-8 2M2(e)	TSFR1M + 2.739%	8.0690	10/25/33	108
200	Impac CMB Trust Series 2003-8 2B1(e)	TSFR1M + 4.614%	9.9440	10/25/33	194
81,291	Impac CMB Trust Series 2004-10 3A2(e)	TSFR1M + 0.914%	6.2440	03/25/35	76,243
188,805	Impac CMB Trust Series 2005-4 2A2(e)	TSFR1M + 0.494%	6.2040	05/25/35	175,640
856,674	Impac CMB Trust Series 2005-4 2B1(e)	TSFR1M + 1.764%	7.9190	05/25/35	826,638
194,627	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(c)		5.2870	08/25/33	185,509
126,560	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(c)		5.1220	07/25/35	112,321
1,628	Impac Secured Assets Trust Series 2006-2 2M3(e)	TSFR1M + 1.764%	7.0940	08/25/36	1,626
122,100	IndyMac ARM Trust Series 2001-H1 1A(c)		5.2000	08/25/31	64,550
77,745	IndyMac IMSC Mortgage Loan Trust Series 2007-F3 PO(f)		0.0000	09/25/37	44,375
80,852	IndyMac INDA Mortgage Loan Trust Series 2005-AR1 2A1(c)		4.8010	11/25/35	80,947
17,242	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(c)		5.4330	01/25/36	15,889
61,734	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(c)		4.3820	08/25/37	57,946
20,648	IndyMac INDX Mortgage Loan Trust Series 2004-AR10 2A2B(e)	TSFR1M + 1.034%	6.3640	05/25/34	18,232
154,116	IndyMac INDX Mortgage Loan Trust Series 2004-AR5 2A1A(e)	TSFR1M + 0.974%	6.3040	08/25/34	129,308
1,927,529	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(c)		4.5610	07/25/35	1,774,837
148,163	IndyMac INDX Mortgage Loan Trust Series 2006-AR2 2A1(e)	TSFR1M + 0.534%	5.8640	02/25/46	104,072
1,006,979	Jefferies Resecuritization Trust Series 2009-R6 7A5(c),(d)		5.1000	08/26/35	922,771
413,161	Jefferies Resecuritization Trust Series 2009-R7 6A2(c),(d)		4.7020	10/21/35	403,531
259,061	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	169,647
22,135	JP Morgan Alternative Loan Trust Series 2006-S2 A4(g)		6.6900	05/25/36	22,114
398,010	JP Morgan Mortgage Trust Series 2004-S2 2A13(e)	TSFR1M + 0.514%	5.8440	11/25/34	361,355
192,727	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	170,847

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
282,875	JP Morgan Mortgage Trust Series 2005-A6 5A1(c)		5.6630	08/25/35	$ 280,291
688,058	JP Morgan Mortgage Trust Series 2005-A8 1A1(c)		4.8950	11/25/35	552,924
49,964	JP Morgan Mortgage Trust Series 2007-A2 3A1(c)		4.5800	04/25/37	39,584
185,575	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	175,940
77,647	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	74,907
128,957	Lehman Mortgage Trust Series 2005-2 5A2(e)	-4.600(TSFR1M + 0.114%) + 28.060%	3.0180	12/25/35	102,317
624,561	Lehman Mortgage Trust Series 2005-2 AX(b)		5.5000	12/25/35	95,272
800,826	Lehman Mortgage Trust Series 2005-2 5A1(e)	TSFR1M + 1.014%	6.3440	12/25/35	472,658
1,373,598	Lehman Mortgage Trust Series 2007-5 8A1(e)	TSFR1M + 0.394%	2.0800	08/25/36	281,866
1,390,212	Lehman Mortgage Trust Series 2007-5 8A2(b),(e)	-(TSFR1M + 0.114%) + 7.720%	2.2760	08/25/36	193,429
438,082	Lehman Mortgage Trust Series 2006-7 5A1(c)		1.3300	09/25/36	97,644
110,536	Lehman Mortgage Trust Series 2007-3 2A1(f)		0.0000	03/25/37	66,865
230,498	Lehman Mortgage Trust Series 2007-10 2A2		1.6860	01/25/38	63,340
188,355	Lehman Mortgage Trust Series 2006-4 4A1		6.0000	06/25/49	129,535
696,218	Lehman XS Trust Series 2005-5N 1A2(e)	TSFR1M + 0.474%	5.8040	11/25/35	666,490
264,499	Lehman XS Trust Series 2006-2N 1A1(e)	TSFR1M + 0.634%	5.9640	02/25/46	226,940
16,212	Luminent Mortgage Trust Series 2006-7 2A1(e)	TSFR1M + 0.454%	5.7840	12/25/36	13,791
240,189	Luminent Mortgage Trust Series 2006-7 1A1(e)	TSFR1M + 0.474%	5.8040	12/25/36	219,172
456,907	Luminent Mortgage Trust Series 2007-2 2A1(e)	TSFR1M + 0.574%	5.9040	05/25/37	403,211
348,187	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(e)	TSFR1M + 2.364%	7.6940	11/25/34	335,876
2,527,116	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(e)	TSFR1M + 3.514%	8.8440	01/25/35	2,051,183
1,799,463	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(c)		1.7960	07/25/35	636,166
1,024,694	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(c)		1.7960	07/25/35	371,451
2,894,027	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(c)		4.6220	11/25/36	1,533,882
316,227	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(e)	12MTA + 0.800%	5.8890	12/25/46	241,071
3,670,280	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(e)	12MTA + 0.800%	5.8890	12/25/46	2,526,665
742	MASTR Adjustable Rate Mortgages Trust Series 2007-1 I2A1(e)	TSFR1M + 0.434%	5.7640	01/25/47	738
232,342	MASTR Adjustable Rate Mortgages Trust Series 2007-1 I2A3(e)	12MTA + 0.740%	5.8290	01/25/47	230,183
300,000	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(e)	TSFR1M + 0.794%	6.1240	05/25/47	233,465
13,820	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	13,146
545,289	MASTR Alternative Loan Trust Series 2004-13 9A2		5.5000	01/25/35	287,323
51,083	MASTR Alternative Loan Trust Series 2005-6 30PO(f)		0.0000	12/25/35	12,490
33,175	MASTR Alternative Loan Trust Series 2006-2 PO(f)		0.0000	03/25/36	12,995

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
31,891	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	$ 30,283
81,750	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	75,077
942,375	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	745,095
106,631	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	83,376
1,380,424	MASTR Reperforming Loan Trust Series 2005-1 1A4(d)		7.5000	08/25/34	1,036,748
49,682	MASTR Seasoned Securitization Trust Series 2003-1 3A2(e)	TSFR1M + 0.514%	5.8440	02/25/33	47,058
66,249	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B4(c),(d)		6.1450	10/20/29	62,860
40,935	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B5(c),(d)		6.1450	10/20/29	38,837
1,829,481	MERIT Securities Corporation Series 11PA B3(d),(e)	SOFRRATE + 2.364%	7.6930	09/28/32	1,664,318
133,202	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	124,999
256,539	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(c)		3.7870	04/25/37	218,128
155,547	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(f), (j)		0.0000	08/25/36	4,638
40,503	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B1(e)	TSFR1M + 1.059%	6.3890	08/25/28	35,517
30,786	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B2(e)	TSFR1M + 2.364%	7.6940	08/25/28	25,850
143,276	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-F B1(e)	TSFR1M + 1.014%	6.3440	10/25/28	132,007
121,001	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-2 1A(c)		5.9550	06/25/37	118,057
103,935	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(c)		5.6570	03/25/33	78,775
1,099,832	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A7 2A1(c)		4.8380	09/25/35	866,207
92,978	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A1(c)		6.3220	03/25/33	80,022
94,668	Morgan Stanley Mortgage Loan Trust Series 2006-7 1A		5.0000	04/25/24	61,862
170,544	Morgan Stanley Mortgage Loan Trust Series 2006-7 2A		6.0000	06/25/31	110,315
314,438	Morgan Stanley Mortgage Loan Trust Series 2005-2AR B1(e)	TSFR1M + 0.614%	5.9440	04/25/35	235,530
183,049	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	170,041
761,015	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	449,773
72,237	Morgan Stanley Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	62,328
14,370	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(d)		5.5000	11/26/34	12,900
1,173,069	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(c),(d)		5.1960	11/21/35	1,024,685
11,760,821	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(d),(e)	SOFRRATE + 0.454%	5.7800	04/16/36	7,123,840
2,572,324	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(e)	TSFR1M + 0.514%	5.8440	04/25/36	1,853,911
139,310	MortgageIT Mortgage Loan Trust Series 2006-1 1A1(e)	TSFR1M + 0.574%	5.9040	04/25/36	127,813
248,228	MortgageIT Trust Series 2004-1 B2(e)	TSFR1M + 3.339%	8.6690	11/25/34	232,209
338,798,775	MortgageIT Trust Series 2005-2		0.0000	05/25/35	2,774,999

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
45,147	MortgageIT Trust Series 2005-2 1B1(e)	SOFRRATE + 1.539%	6.8690	05/25/35	$ 44,599
10,993,550	New Residential Mortgage Loan Trust Series 2019-5A B4IA(b),(c),(d)		0.5000	08/25/59	201,368
15,450,872	New Residential Mortgage Loan Trust Series 2019-5A B5IB(b),(c),(d)		0.7500	08/25/59	424,519
182,758	New York Mortgage Trust Series 2006-1 2A3(c)		4.8240	05/25/36	153,986
16,978	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AP1 A5(g)		5.8030	03/25/34	16,298
97,278	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5A3(e)	TSFR1M + 1.134%	6.4640	08/25/34	93,557
1,916,799	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR2 M2(e)	TSFR1M + 1.814%	7.1440	10/25/34	1,946,069
443,277	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 1A1B(c)		1.3830	05/25/36	80,238
206,029	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(c)		5.5110	06/25/36	151,065
227,987	PHHMC Series Trust Series 2006-4 B1(c)		6.2910	12/18/36	216,489
67,917	Popular A.B.S, Inc. Series 1998-1 A1(g)		7.2000	12/25/29	62,923
74,983	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	70,709
2,349	Prime Mortgage Trust Series 2005-1 2A4(d)		5.5000	09/25/34	2,340
1,637,569	Prime Mortgage Trust Series 2006-DR1 2A1(d)		5.5000	05/25/35	1,483,904
450,856	Prime Mortgage Trust Series 2006-DR1 2A2(d)		6.0000	05/25/35	381,935
12,680	Prime Mortgage Trust Series 2005-4 1A2		5.0000	10/25/35	11,650
94,628	Prime Mortgage Trust Series 2005-4 1A5		5.2500	05/25/44	87,006
278,565	RALI Series Trust Series 2004-QA4 NB21(c)		5.1110	09/25/34	258,395
364,589	RALI Series Trust Series 2004-QA4 NB1(c)		5.3920	09/25/34	323,419
396,312	RALI Series Trust Series 2004-QA6 NB2(c)		4.3680	12/26/34	359,312
533,496	RALI Series Trust Series 2004-QA6 NB4(c)		4.9140	12/26/34	480,670
1,777,842	RALI Series Trust Series 2005-QA2 A1I(c)		1.5390	02/25/35	581,372
1,723,094	RALI Series Trust Series 2005-QA2 A1II(c)		4.7440	02/25/35	1,026,385
172,463	RALI Series Trust Series 2005-QA2 NB2(c)		4.7530	02/25/35	147,785
184,352	RALI Series Trust Series 2005-QA3 NB4(c),(f)		0.0000	03/25/35	46,317
60,403	RALI Series Trust Series 2005-QA3 NB1(c)		3.6250	03/25/35	31,840
80,896	RALI Series Trust Series 2005-QA4 A42(c)		4.3420	04/25/35	77,045
718,268	RALI Series Trust Series 2005-QA6 NB23(c)		4.7710	05/25/35	357,482
44,205	RALI Series Trust Series 2005-QA8 NB2(c)		4.5320	07/25/35	39,941
379,606	RALI Series Trust Series 2005-QA8 CB21(c)		5.1990	07/25/35	209,121
2,625,717	RALI Series Trust Series 2005-QA9 NB21(c)		1.7190	08/25/35	1,004,067
1,372,560	RALI Series Trust Series 2005-QA9 CB3(c)		4.7920	08/25/35	1,231,123

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
4,985,590	RALI Series Trust Series 2005-QA11 3A1(c)		1.8720	10/25/35	$ 1,778,330
121,752	RALI Series Trust Series 2005-QA11 6A1(c)		6.0790	10/25/35	105,165
1,267,165	RALI Series Trust Series 2005-QA12 CB3(c)		5.1970	12/25/35	1,151,149
142,413	RALI Series Trust Series 2005-QA12 NB2(c)		5.9400	12/25/35	133,268
122,399	RALI Series Trust Series 2006-QA2 3A1(c)		6.3600	02/25/36	102,309
7,321,748	RALI Series Trust Series 2006-QS11 2A1		1.9870	08/25/36	2,435,389
53,586	RALI Series Trust Series 2006-QS12 2A11		5.0000	09/25/36	40,447
288,007	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	215,874
597,401	RALI Series Trust Series 2005-QO4 2A1(e)	TSFR1M + 0.674%	6.0040	12/25/45	447,130
2,949,446	RALI Series Trust Series 2007-QO5 A(e)	12MTA + 3.120%	0.9520	08/25/47	494,388
477,762	RAMP Series Trust Series 2003-SL1 A41		8.0000	04/25/31	472,817
447,905	RAMP Series Trust Series 2005-SL2 A5		3.9430	10/25/31	202,012
698,305	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	626,416
343,894	RAMP Series Trust Series 2005-SL1 A3		0.9700	05/25/32	45,499
398,258	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	257,225
253,854	RAMP Series Trust Series 2004-SL4 A5		2.5080	07/25/32	101,678
2,293,718	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	1,960,285
490,972	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	418,807
1,325,635	RBSSP Resecuritization Trust Series 2009-6 8A3(c),(d)		5.1590	08/26/35	448,055
76,192	Reperforming Loan REMIC Trust Series 2004-R1 2A(d)		6.5000	11/25/34	70,293
457,593	Reperforming Loan REMIC Trust Series 2005-R2 1AS(b),(c),(d)		0.4120	06/25/35	15,565
355,660	Reperforming Loan REMIC Trust Series 2006-R2 AF1(d),(e)	TSFR1M + 0.534%	5.8640	07/25/36	325,910
210,331	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	146,681
19,544	Residential Asset Securitization Trust Series 2004-A2 1A8		5.2500	05/25/34	18,438
325,930	Residential Asset Securitization Trust Series 2004-A2 2A1(e)	TSFR1M + 0.664%	5.9940	05/25/34	320,709
226,827	Residential Asset Securitization Trust Series 2006-A3CB PO(f)		0.0000	01/25/46	11,330
190,717	Residential Asset Securitization Trust Series 2006-A3CB AX(b),(c)		6.0000	01/25/46	39,159
964,887	RFMSI Series Trust Series 2005-SA1 2A(c)		4.1270	03/25/35	857,028
255,898	RFMSI Series Trust Series 2005-SA3 3A(c)		5.1000	08/25/35	209,624
707,257	RFMSI Series Trust Series 2005-SA5 2A(c)		4.9990	11/25/35	612,284
106,243	RFMSI Series Trust Series 2006-SA1 2A1(c)		5.8340	02/25/36	94,941
203,874	RFMSI Series Trust Series 2006-SA3 3A1(c)		5.5840	09/25/36	180,103
119,681	RFMSI Series Trust Series 2006-SA4 2A1(c)		5.5530	11/25/36	102,798
189,320	Sequoia Mortgage Trust Series 4 B(e)	TSFR1M + 1.364%	6.6850	04/22/25	112,724

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
38,321	Sequoia Mortgage Trust Series 6 B2(e)	TSFR1M + 1.164%	6.4910	04/19/27	$ 34,969
26,758	Sequoia Mortgage Trust Series 2003-4 2B2(c)		6.8100	07/20/33	22,698
40,269	Sequoia Mortgage Trust Series 2003-4 2B3(c)		6.8100	07/20/33	33,801
19,438	Sequoia Mortgage Trust Series 2003-4 2B5(c)		6.8100	07/20/33	15,209
137,430	Sequoia Mortgage Trust Series 2004-1 B1(e)	TSFR1M + 0.939%	6.2680	02/20/34	93,022
12	Sequoia Mortgage Trust Series 2004-5 B1(e)	TSFR1M + 0.834%	6.1630	06/20/34	10
2	Sequoia Mortgage Trust Series 2004-6 B1(e)	TSFR1M + 0.864%	6.1930	07/20/34	2
153,609	Sequoia Mortgage Trust Series 2007-1 3A1(c)		5.3500	01/20/47	114,091
39,550	Sofi Mortgage Trust Series 2016-1A 1AMF(c),(d)		3.0000	11/25/46	33,748
45,422	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 1A1(c)		5.7630	03/25/34	40,900
1,174,969	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(e)	TSFR1M + 0.424%	5.7540	07/25/35	700,881
184,738	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(c)		3.9270	04/25/47	167,165
1,675,193	Structured Asset Investment Loan Trust Series 2003-BC10 M3(e)	TSFR1M + 3.414%	8.7440	10/25/33	1,766,498
195,372	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(c)		4.9930	10/19/34	171,646
190,777	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(e)	TSFR1M + 0.514%	5.8410	02/19/35	175,549
1,156,436	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(e)	TSFR1M + 0.514%	5.8440	02/25/36	906,137
333,488	Structured Asset Mortgage Investments II Trust Series 2006-AR1 3A1(e)	TSFR1M + 0.574%	5.9040	02/25/36	257,919
2,082,372	Structured Asset Mortgage Investments II Trust Series 2006-AR1 2A2(e)	TSFR1M + 0.734%	6.0640	02/25/36	2,002,832
4,508,727	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(c)		1.2910	05/25/36	1,131,713
128,639	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(c)		4.3530	05/25/36	63,399
56,338	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(e)	TSFR1M + 0.414%	5.7440	02/25/37	50,977
654,141	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(e)	TSFR1M + 0.374%	2.5210	03/25/37	244,665
1,334,561	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(e)	TSFR1M + 0.534%	2.9280	05/25/46	517,057
734,850	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(e)	TSFR1M + 0.534%	5.8640	05/25/46	502,509
313,893	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(e)	TSFR1M + 1.314%	6.6410	05/19/33	279,229
470,369	Structured Asset Sec Corp Mort Pass Thr Certs Series 1998-6 B2		6.5000	07/25/28	337,884
1,610,105	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A B1(c)		6.9060	01/25/34	1,210,295
4,055	Structured Asset Sec Mortgage Pass-Through Series 2002-21A B1II(c)		7.4750	11/25/32	4,042
97,742	Structured Asset Securities Corp Assistance Loan Series AL2 B1(d)		3.3560	01/25/31	71,316
1,032,896	Structured Asset Securities Corp Mor Cer Ser Series 2003-31A B1(c)		6.7580	10/25/33	902,752
79,015	Structured Asset Securities Corp Mortgage Series 2003-39EX M3(g)		3.3770	08/25/33	78,715
412,776	Structured Asset Securities Corp Mortgage Series 2004-11XS 1A5A(g)		4.8870	06/25/34	393,705

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	$ 292,235
483,804	TBW Mortgage-Backed Trust Series 2006-2 1A3		1.6050	07/25/36	170,528
1,217,119	TBW Mortgage-Backed Trust Series 2006-6 A2B(g)		0.8770	01/25/37	275,016
924,151	Terwin Mortgage Trust Series 2006-9HGA A3(d),(e)	TSFR1M + 0.674%	1.4330	10/25/37	290,103
289,932	Terwin Mortgage Trust Series 2007-6ALT A2(d),(e)	TSFR1M + 0.714%	6.0440	08/25/38	208,322
122,136	Thornburg Mortgage Securities Trust Series 2007-3 2A1(e)	TSFR12M + 1.965%	7.0020	06/25/47	114,827
5,659,724	Voyager CBASS Delaware Trust Series 2009-1 KAB1(c),(d)		0.0630	02/26/37	55,886
15,363,729	Voyager CBASS Delaware Trust Series 2009-1 KAA3(c),(d), (j)		0.2370	02/26/37	161,373
807,060	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(c),(d)		5.6800	02/16/36	750,239
2,660,620	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(c),(d)		5.6800	02/16/36	2,452,508
6,805,214	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(c),(d)		5.6400	05/16/36	6,399,574
2,404,037	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(b),(c),(d)		1.1500	02/25/38	544,298
979,224	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(c)		3.8960	08/20/35	875,788
381,162	Wachovia Mortgage Loan Trust, LLC Series 2005-A 1A1(c)		5.5860	08/20/35	360,552
43,483	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(c)		2.8580	05/20/36	39,772
260,795	Wachovia Mortgage Loan Trust, LLC Series 2007-A 4A1(c)		6.1130	03/20/37	233,216
105,012	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(c)		4.4240	12/19/39	96,638
35,814	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(c),(d)		4.4240	12/19/39	31,763
26,871	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(c),(d)		4.4240	12/19/39	23,497
21,776	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(c),(d)		4.4240	12/19/39	16,354
97,313	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(c)		6.4950	10/25/32	90,094
210,422	WaMu Mortgage Pass-Through Certificates Series 2002-S8 1A7		5.7500	01/25/33	197,191
392,919	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(c)		5.5580	02/25/33	350,077
960,849	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB2(c)		4.7380	06/25/33	480,073
25,380	WaMu Mortgage Pass-Through Certificates Series 2003-AR5 A7(c)		4.8300	06/25/33	25,017
134,627	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 A1(c)		5.3460	06/25/33	128,991
140,100	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(c)		5.6570	09/25/33	109,469
712,924	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(c)		5.8910	01/25/34	660,267
65,390	WaMu Mortgage Pass-Through Certificates Series 2004-S2 2A4		5.5000	06/25/34	63,646
71,024	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(c)		4.6940	12/25/35	62,179
46,936	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(c)		3.9710	10/25/36	39,979
205,480	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(c)		4.3360	11/25/41	170,324

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.0% (Continued)
13,021	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(d),(e)	12MTA + 1.400%	6.4810	06/25/42	$ 9,014
80,367	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(e)	12MTA + 1.400%	6.4810	06/25/42	69,126
77,915	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(e)	12MTA + 1.400%	6.4810	06/25/42	68,166
155,480	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(e)	12MTA + 1.400%	6.4810	06/25/42	137,200
12,807	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(e)	12MTA + 1.400%	6.4810	08/25/42	7,214
52,499	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(e)	12MTA + 1.400%	6.4810	08/25/42	48,497
7,219	WaMu Pass Through Certificates Series 2002-AR12 B1(c)		6.3250	10/25/32	6,636
4,535	WaMu Pass Through Certificates Series 2002-AR12 B2(c)		6.3250	10/25/32	4,042
1,277,204	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	1,025,996
72,127	Washington Mutual Mortgage Pass-Through Series 2005-1 1A1		5.5000	03/25/35	65,472
1,783,507	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(e)	TSFR1M + 0.614%	5.9440	02/25/36	1,379,999
2,522,746	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	1,855,836
51,648	Washington Mutual Mortgage Pass-Through Series 2006-AR2 A1A(e)	12MTA + 0.940%	6.0210	04/25/46	39,789
392,602	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(e)	12MTA + 0.940%	6.0210	07/25/46	233,515
824,308	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(e)	12MTA + 0.960%	6.0410	08/25/46	443,930
149,353	Washington Mutual Mortgage Pass-Through Series 2006-AR8 2A(e)	12MTA + 0.850%	5.9310	10/25/46	117,141
24,130	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(d)		6.5000	10/19/29	22,533
24,130	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(d)		6.5000	10/19/29	22,545
322,527	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(c),(d)		5.7700	02/25/33	32,490
35,515	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(c)		4.3620	02/25/33	32,906
161,251	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(c)		5.7500	03/25/33	74,922
36,250	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	34,352
26,546	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	26,465
594,875	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(c)		4.5880	05/25/33	563,568
617,626	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(c)		7.0000	07/25/33	496,587
35,792	Wells Fargo Mortgage Backed Securities Series 2003-I B2(c)		6.1680	09/25/33	28,275
34,243	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(c)		5.6150	07/25/34	34,495
					191,227,531
	CREDIT CARD — 0.2%
1,350,000	Genesis Private Label Amortizing Trust Series 2020-1 E(d)		9.7600	07/20/30	1,345,813

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	HOME EQUITY — 11.0%
1,300,807	ABFC Trust Series 2002-WF2 CE		0.0000	11/25/29	$ 1,059,659
196,727	ABFS Mortgage Loan Trust Series 2000-1 A1(g)		8.4250	07/15/31	165,345
120,268	ABFS Mortgage Loan Trust Series 2000-3 A(g)		8.1100	09/15/31	102,335
2,397,274	ABFS Mortgage Loan Trust Series 2002-1 A5(g)		7.0100	12/15/32	1,978,661
738,805	ABFS Mortgage Loan Trust Series 2003-1 M(e)	TSFR1M + 2.364%	7.6900	08/15/33	719,519
892,823	Accredited Mortgage Loan Trust Series 2005-1 M5(e)	TSFR1M + 3.414%	6.1950	04/25/35	907,791
488,235	ACE Securities Corp Home Equity Loan Trust Series 2002-HE2 M1(e)	TSFR1M + 1.389%	6.7190	08/25/32	568,968
30,760	ACE Securities Corp Home Equity Loan Trust Series 2003-OP1 M2(e)	TSFR1M + 2.364%	7.6940	12/25/33	31,943
1,032,161	ACE Securities Corp Home Equity Loan Trust Series HE1 M2(e)	TSFR1M + 1.764%	7.0940	03/25/34	1,035,345
60,718	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(e)	TSFR1M + 1.164%	6.4940	07/25/34	57,779
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(d),(e)	TSFR1M + 5.364%	10.6940	07/25/34	400,886
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(e)	TSFR1M + 3.614%	8.9440	05/25/35	1,614,737
8,139	ACE Securities Corp Home Equity Loan Trust Series 2007-WM1 A2A(e)	TSFR1M + 0.184%	0.7850	11/25/36	3,321
207,436	ACE Securities Corp Home Equity Loan Trust Series 2007-WM2 A2B(e)	TSFR1M + 0.294%	1.2600	02/25/37	86,035
22,113	ACE Securities Corp Home Equity Loan Trust Series 2005-SD1 M2(e)	TSFR1M + 1.989%	7.3190	11/25/50	24,291
2,933,453	ACE Securities Corp Home Equity Loan Trust Series Series HE1 CE		0.0000	11/20/31	2,385,525
57,918	ACE Securities Corp Home Equity Loan Trust Series Series HE2 M3(e)	TSFR1M + 3.339%	8.6690	08/25/32	72,453
268,521	ACE Securities Corp Home Equity Loan Trust Series Series TC1 M2(e)	TSFR1M + 3.039%	8.3690	06/25/33	253,330
370,110	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(e)	TSFR1M + 3.264%	8.5940	09/25/34	311,379
482,688	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 M3(e)	TSFR1M + 2.139%	7.4690	10/25/34	484,787
2,452,829	AFC Trust Series 1999-3 2A(e)	TSFR1M + 0.904%	6.2340	09/28/29	2,369,731
70,265	Ameriquest Mort Sec Inc Asset Bckd Ps Thr Cert Series AR1 M1(e)	TSFR1M + 1.179%	3.8700	09/25/32	75,558
2,722,484	Ameriquest Mort Sec Inc Asset Bk Pass Thr Cert Series 2002-C M1(e)	TSFR1M + 3.489%	8.8190	11/25/32	2,712,480
149,253	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M3(e)	TSFR1M + 2.964%	8.2940	08/25/32	149,617
135,857	Ameriquest Mortgage Securities Asset-Backed Series 2003-AR1 M3(e)	TSFR1M + 4.614%	4.0640	01/25/33	131,394
323,608	Ameriquest Mortgage Securities Inc Asset-Backed Series 2002-D M1(e)	TSFR1M + 3.864%	3.5620	02/25/33	299,910
574,274	Amresco Residential Securities Corp Mort Loan Series 1999-1 M1(e)	TSFR1M + 0.864%	6.6940	11/25/29	536,015
889,697	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W3 M5(e)	TSFR1M + 5.739%	4.4120	09/25/33	758,423
2,866,337	Asset Backed Securities Corp Home Equity Loan Series 2003-HE1 M3(e)	TSFR1M + 5.364%	10.6900	01/15/33	2,639,311
6,898	Asset Backed Securities Corp Home Equity Loan Series 2007-HE2 A2(e)	TSFR1M + 0.194%	5.5240	05/25/37	4,764
406,155	Bayview Financial Asset Trust Series 2007-SR1A M1(d),(e)	TSFR1M + 0.914%	6.2440	03/25/37	398,237
157,060	Bayview Financial Asset Trust Series 2007-SR1A M2(d),(e)	TSFR1M + 1.014%	6.3440	03/25/37	154,121
140,054	Bayview Financial Asset Trust Series 2007-SR1A M3(d),(e)	TSFR1M + 1.264%	6.5940	03/25/37	138,755
345,132	Bayview Financial Asset Trust Series 2007-SR1A M4(d),(e)	TSFR1M + 1.614%	6.9440	03/25/37	321,940

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	HOME EQUITY — 11.0% (Continued)
2,650,815	Bayview Financial Mortgage Pass-Through Trust Series 2005-B B2(e)	TSFR1M + 4.239%	9.5700	04/28/39	$ 2,660,715
15,637	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B1(e)	TSFR1M + 2.964%	8.2950	08/28/44	15,659
9,082,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9A(e)	TSFR1M + 6.114%	11.4440	10/25/34	8,937,911
148,848	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M6(e)	TSFR1M + 4.764%	6.3400	12/25/34	175,384
1,006,367	Bear Stearns Asset Backed Securities I Trust Series TC1 M7(e)	TSFR1M + 4.614%	5.5250	05/25/35	1,050,794
674,813	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(e)	TSFR1M + 2.664%	5.5250	05/25/35	676,104
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(d),(e)	TSFR1M + 4.614%	5.5470	08/25/35	3,620,061
309,757	Bear Stearns Asset Backed Securities I Trust Series 2005-HE11 M3(e)	TSFR1M + 0.834%	6.0650	11/25/35	307,427
180,623	Bear Stearns Asset Backed Securities I Trust Series 2006-EC2(e)	TSFR1M + 0.744%	6.0740	02/25/36	179,826
279,710	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(e)	TSFR1M + 0.384%	5.7140	01/25/37	964,976
258,313	Bear Stearns Second Lien Trust Series 2007-1 1A(e)	TSFR1M + 0.304%	5.6340	01/25/37	250,023
16,983	Bear Stearns Second Lien Trust Series 2007-1 3A(e)	TSFR1M + 0.554%	5.8840	08/25/37	16,081
280,317	Bond Securitization Trust Series 2003-1 X(c)		0.0000	10/25/34	241,073
119,127	Centex Home Equity Loan Trust Series 2004-C M2(e)	TSFR1M + 0.909%	4.8540	06/25/34	113,695
332,914	Centex Home Equity Loan Trust Series 2004-D MF2(g)		6.0600	09/25/34	326,272
553,488	Citigroup Mortgage Loan Trust Series 2007-OPX1 A5B(g)		5.8630	01/25/37	161,763
633,402	Citigroup Mortgage Loan Trust, Inc. Series HE3 M3(e)	TSFR1M + 3.639%	8.9690	12/25/33	660,145
3,301,000	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(e)	TSFR1M + 4.614%	9.9440	12/25/33	3,498,270
566,412	Conseco Finance Corporation/Old Series A B2(e)	TSFR1M + 5.864%	11.1900	04/15/32	898,389
93,612	Contimortgage Home Equity Loan Trust Series 1996-4 A10(e)	TSFR1M + 0.594%	5.9200	01/15/28	76,333
38,953	Countrywide Asset-Backed Certificates Series 2004-S1 M1(g)		5.2520	02/25/35	38,351
23,109	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(e)	TSFR1M + 0.264%	5.5900	11/15/36	19,849
505,085	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(e)	TSFR1M + 0.264%	5.5900	11/15/36	501,163
641,554	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(e)	TSFR1M + 0.854%	4.5870	08/25/32	604,390
594,781	Credit Suisse First Boston Mortgage Securities Series HE16 B1(e)	TSFR1M + 2.914%	8.2440	10/25/32	619,146
578,775	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(e)	TSFR1M + 3.364%	4.3570	04/25/34	522,187
49,655	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(e)	TSFR1M + 0.394%	5.7200	02/15/34	48,343
159,831	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(c)		5.9620	03/25/34	150,524
1,406,207	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	2,295,219
180,877	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(c)		5.9450	11/25/35	177,252
33,988	CWHEQ Revolving Home Equity Loan Trust Series H 2A(e)	TSFR1M + 0.354%	5.6800	12/15/35	33,795
287,968	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(d)		6.9900	01/25/29	283,347
186,219	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(d),(e)	TSFR1M + 1.714%	7.0440	01/25/29	183,054
233,486	Fremont Home Loan Trust Series 1999-3 A1(e)	TSFR1M + 0.824%	6.1540	12/25/29	223,480

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	HOME EQUITY — 11.0% (Continued)
224,362	Fremont Home Loan Trust Series 1999-3 A2(e)	TSFR1M + 0.904%	6.2340	12/25/29	$ 213,631
3,073	GMACM Home Equity Loan Trust Series 2004-HE1 A3(e)	TSFR1M + 0.614%	5.9440	06/25/34	2,989
6,014	GMACM Home Equity Loan Trust Series 2004-HE1 VPRN(d),(e)	TSFR1M + 0.614%	5.9440	06/25/34	5,849
88,020	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(d),(e)	TSFR1M + 0.614%	5.9440	10/25/34	87,598
11,331	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(d),(e)	TSFR1M + 0.614%	5.9440	08/25/35	6,445
1,049,940	GMACM Home Equity Loan Trust Series 2007-HE2 A1(e)	SOFRRATE + 0.254%	5.5840	12/25/37	957,101
796,704	GMACM Home Equity Loan Trust Series 2007-HE2 A4(g)		7.4240	12/25/37	769,012
519,439	GMACM Mortgage Loan Trust Series 2004-GH1 B(g)		5.5000	07/25/35	338,833
244,599	GreenPoint Mortgage Funding Trust Series 2005-HE3 A(e)	TSFR1M + 0.294%	5.6200	09/15/30	237,966
1,358,639	GSAA Home Equity Trust Series 2005-2 B3(e)	TSFR1M + 3.564%	8.8940	12/25/34	1,216,634
18,412	Home Equity Asset Trust Series 2002-2 B1(e)	TSFR1M + 2.714%	8.0350	06/25/32	32,948
160,222	Home Equity Asset Trust Series 2003-1 B2(e)	TSFR1M + 4.864%	10.1940	06/25/33	1,131,159
96,264	Home Equity Asset Trust Series 2003-8 B2(e)	TSFR1M + 3.364%	8.6940	04/25/34	130,294
5,259	Home Equity Loan Trust Series 2006-HSA3 A(e)	TSFR1M + 0.244%	5.5740	05/25/36	5,256
277,825	Home Equity Mortgage Loan Asset-Backed Trust Series C MV1(e)	TSFR1M + 0.784%	4.8110	12/25/31	420,478
196,997	Home Equity Mortgage Loan Asset-Backed Trust Series 2002-B M1(e)	TSFR1M + 1.539%	6.8690	10/25/33	193,741
67,832	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A M2(e)	TSFR1M + 2.139%	4.0250	07/25/34	64,902
354,372	Home Equity Mortgage Trust Series 2007-1 A1(e)	TSFR1M + 0.454%	5.7840	05/25/37	337,479
508,019	IMC Home Equity Loan Trust Series 1998-3 A7(g)		5.4320	08/20/29	494,854
305,876	IMC Home Equity Loan Trust Series 1996-2 A7		7.9500	07/25/26	307,038
72,102	IMC Home Equity Loan Trust Series 1998-5 A5(g)		5.5670	12/20/29	71,401
38,528	Irwin Home Equity Loan Trust Series 2004-1 2M2(e)	TSFR1M + 1.989%	7.3190	12/25/34	38,495
24,328	Irwin Home Equity Loan Trust Series 2004-1 2B1(e)	TSFR1M + 3.189%	8.5190	12/25/34	24,269
468,809	Irwin Home Equity Loan Trust Series 2006-P1 1A(d),(e)	TSFR1M + 0.394%	5.7240	12/25/36	453,776
379,795	Irwin Home Equity Loan Trust Series 2006-P1 2A3(d),(g)		6.3000	06/25/37	373,045
210,622	IXIS Real Estate Capital Trust Series 2005-HE3 M3(e)	TSFR1M + 0.879%	6.2090	12/25/35	224,967
158,799	MAFI II Remic Trust Series 1999-A B1(c),(d)		8.0000	03/20/25	152,464
175,335	Mastr Asset Backed Securities Trust Series 2003-NC1 M4(e)	TSFR1M + 5.364%	4.8350	04/25/33	174,547
56,134	Mastr Asset Backed Securities Trust Series 2003-WMC2 M2(e)	TSFR1M + 2.589%	4.6300	08/25/33	57,958
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(e)	TSFR1M + 3.189%	8.5190	10/25/35	826,186
42,522	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC8 M3(e)	TSFR1M + 3.264%	8.5940	09/25/33	42,147
889,084	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC10 B2(e)	TSFR1M + 5.739%	11.0690	10/25/33	961,235
504,808	Morgan Stanley Dean Witter Capital I Inc Trust Series AM1 M2(e)	TSFR1M + 2.589%	7.9190	01/25/32	718,705
9,676	Morgan Stanley Dean Witter Capital I Inc Trust Series 2001-AM1 M2(e)	TSFR1M + 2.214%	7.5440	02/25/32	9,913

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	HOME EQUITY — 11.0% (Continued)
112,851	Morgan Stanley Dean Witter Capital I Inc Trust Series 2001-AM1 B1(e)	TSFR1M + 3.414%	8.7440	02/25/32	$ 511,547
16,896	Morgan Stanley Dean Witter Capital I Inc Trust Series 2002-AM3 B2(e)	TSFR1M + 5.739%	11.0690	02/25/33	639,993
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-NC2 B1(e)	TSFR1M + 5.739%	11.0690	02/25/33	1,673,154
128,489	Morgan Stanley Mortgage Loan Trust Series 2005-8SL M1(e)	TSFR1M + 0.849%	6.1790	11/25/35	300,841
4,469,863	Morgan Stanley Mortgage Loan Trust Series 2007-8XS A3W(c)		6.0000	04/25/37	2,720,687
2,153	New Century Home Equity Loan Trust Series 2003-5 AI7(c)		4.8600	11/25/33	2,083
321,195	New Century Home Equity Loan Trust Series 2003-6 M1(e)	TSFR1M + 1.194%	6.5240	01/25/34	316,328
878,580	New Century Home Equity Loan Trust Series Series 2003-3 M3(e)	TSFR1M + 3.684%	9.0140	07/25/33	1,013,510
463,412	NovaStar Mortgage Funding Trust Series 2003-2 M2(e)	TSFR1M + 2.889%	8.2190	09/25/33	466,775
13,182	Option One Mortgage Loan Trust Series 2004-1 M2(e)	TSFR1M + 1.764%	7.0940	01/25/34	12,159
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(e)	TSFR1M + 2.589%	7.9190	01/25/34	149,567
1,540	Option One Mortgage Loan Trust Series 2004-2 M2(e)	TSFR1M + 1.689%	7.0190	05/25/34	1,617
104,819	Option One Mortgage Loan Trust Series 2004-2 M5(e)	TSFR1M + 3.114%	8.4440	05/25/34	91,972
879,450	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(g)		5.8660	01/25/37	718,809
197,613	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(g)		5.6800	03/25/37	166,582
350,992	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(g)		6.1020	03/25/37	295,873
787,517	Option One Woodbridge Loan Trust Series 2004-1 M(d),(e)	TSFR1M + 1.614%	6.9440	02/25/34	781,238
495,552	Provident Bank Home Equity Loan Trust Series 1999-3 A3(e)	TSFR1M + 0.894%	5.8340	01/25/31	419,227
136,694	Provident Bank Home Equity Loan Trust Series 1999-3 A2(e)	TSFR1M + 0.954%	5.8640	01/25/31	116,888
2,742,835	RASC Series Trust Series 2004-KS11 M2(e)	SOFRRATE + 1.614%	6.9440	12/25/34	2,753,232
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(g)		4.2630	03/25/33	10,644
105,980	Renaissance Home Equity Loan Trust Series 2004-3 AF6(g)		5.3240	11/25/34	98,152
110,011	Renaissance Home Equity Loan Trust Series 2005-4 A4(g)		5.8250	02/25/36	106,517
6,510	Saco I Trust Series 2007-1 A1(e)	TSFR1M + 0.434%	5.7640	01/25/37	6,509
27,904	Saco I Trust Series 2007-2 A1(e)	TSFR1M + 0.434%	5.7640	02/25/37	27,922
2,132,048	Saxon Asset Securities Trust Series 2001-2 M1(e)	TSFR1M + 0.909%	6.2390	03/25/31	1,884,575
29,438,594	Soundview Home Loan Trust Series 2007-OPT4 X1(b),(c)		0.2370	09/25/37	761,041
177,663	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A2		3.3750	08/25/31	176,809
292,776	Terwin Mortgage Trust Series 2004-1HE M2(d),(e)	TSFR1M + 2.589%	7.9190	02/25/34	207,866
2,302,105	Terwin Mortgage Trust Series 2004-21HE 2M3(d),(e)	TSFR1M + 2.739%	8.0690	12/25/34	2,214,448
3,637,320	Truman Capital Mortgage Loan Trust Series 2002-2 M2(d),(e)	TSFR1M + 4.764%	10.0940	11/25/32	3,046,866
400,000	Truman Capital Mortgage Loan Trust Series 2006-1 M1(d),(e)	TSFR1M + 0.594%	5.9240	03/25/36	358,056
3,454	United National Home Loan Owner Trust Series 1999-1 M1(g)		6.9100	03/25/25	3,534
14,815	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(c)		4.9800	04/25/34	14,537

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	HOME EQUITY — 11.0% (Continued)
105,311	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(e)	TSFR1M + 2.934%	8.2640	10/25/34	$ 105,508
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(e)	TSFR1M + 2.664%	7.9940	04/25/35	707,809
					87,451,536
	MANUFACTURED HOUSING — 5.0%
291,421	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1 B2(d),(f)		0.0000	08/15/30	269,771
2,000,000	BankAmerica Manufactured Housing Contract Trust Series 2 B1(c)		1.2010	02/10/32	388,089
1,684,519	BCMSC Trust Series 1998-C M1(c)		7.5100	01/15/29	1,625,747
731,888	BCMSC Trust Series 1999-B A2(c)		0.9800	12/15/29	71,910
611,382	BCMSC Trust Series 1999-B A3(c)		0.9800	12/15/29	61,836
4,944,914	BCMSC Trust Series 1999-B A5(c)		0.9800	12/15/29	518,244
737,790	BCMSC Trust Series 1999-B A6(c)		0.9800	12/15/29	81,584
11,151,101	Conseco Finance Corporation Series 7 B2(c)		0.9950	10/15/26	971,944
782,900	Conseco Finance Corporation Series 1996-8 B1(c)		7.9500	11/15/26	781,720
3,641,849	Conseco Finance Corporation Series 1997-8 M1(c)		7.0200	10/15/27	3,512,467
1,541,776	Conseco Finance Corporation Series 9 B1(c)		7.6500	01/15/28	1,495,477
5,020,975	Conseco Finance Corporation Series 1997-3 M1(c)		7.5300	03/15/28	4,893,068
1,633,698	Conseco Finance Corporation Series 1997-2 M1(c)		7.5400	06/15/28	1,608,453
3,287,582	Conseco Finance Corporation Series 1996-10 B1(c)		7.2400	11/15/28	3,250,972
265,157	Conseco Finance Corporation Series 1998-2 M1(c)		6.9400	12/01/28	250,663
365,034	Conseco Finance Corporation(c)		6.9700	05/15/29	355,471
2,780,044	Conseco Finance Corporation Series 1999-5 A6(c)		7.5000	03/01/30	866,418
2,614,049	Conseco Finance Corporation Series 3 M1(c)		6.8600	03/01/30	2,487,569
2,755,814	Conseco Finance Securitizations Corporation Series 2002-1 M2(c)		9.5460	12/01/33	2,673,306
2,444,604	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	2,310,243
1,777,108	Lehman A.B.S Manufactured Housing Contract Trust Series A C		0.0000	06/15/33	1,657,996
63,757	Madison Avenue Manufactured Housing Contract Trust Series A B2(e)	TSFR1M + 3.364%	8.6940	03/25/32	63,757
2,633	MERIT Securities Corporation Series 12-1 1M1(g)		7.6300	07/28/33	2,622
779,934	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(c),(d)		7.0600	02/26/29	715,525
319,822	Oakwood Mortgage Investors, Inc. Series 1997-A B1		7.4500	05/15/27	288,746
5,700	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	5,264
1,428,280	Oakwood Mortgage Investors, Inc. Series C B1(c)		7.4500	11/15/27	1,409,738
1,601,000	Oakwood Mortgage Investors, Inc. Series 1997-D B1(c)		7.3250	02/15/28	1,587,063
868,450	Oakwood Mortgage Investors, Inc. Series 1998-D M1(d)		7.4150	01/15/29	841,509

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	MANUFACTURED HOUSING — 5.0% (Continued)
1,062,711	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	$ 986,202
1,882,019	Oakwood Mortgage Investors, Inc. Series 2001-D A2(c)		4.1280	08/15/31	787,679
681,514	Origen Manufactured Housing Contract Trust Series 2007-A A2(c)		7.5160	04/15/37	636,423
1,270,429	Origen Manufactured Housing Contract Trust Series 2006-A A2(c)		6.6400	10/15/37	1,158,733
1,301,165	UCFC Manufactured Housing Contract Series 1998-3 M1		6.5060	01/15/30	1,227,899
					39,844,108
	NON AGENCY CMBS — 24.7%
2,927,675	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(c),(d)		3.6620	08/10/45	556,258
463,159	Banc of America Commercial Mortgage Trust Series 2006-4 C(c)		5.7540	07/10/46	430,579
54,656	Bayview Commercial Asset Trust Series 2005-1A B1(d),(e)	TSFR1M + 1.239%	6.5690	04/25/35	54,943
113,378	Bayview Commercial Asset Trust Series 2005-1A B3(d),(e)	TSFR1M + 6.864%	12.1940	04/25/35	131,167
196,813	Bayview Commercial Asset Trust Series 2005-2A A2(d),(e)	TSFR1M + 0.639%	5.9690	08/25/35	184,646
98,407	Bayview Commercial Asset Trust Series 2005-2A M1(d),(e)	TSFR1M + 0.759%	6.0890	08/25/35	92,482
246,694	Bayview Commercial Asset Trust Series 2005-3A B1(d),(e)	TSFR1M + 1.764%	7.0939	11/25/35	241,293
3,000,000	Bayview Commercial Asset Trust Series 2005-4A B2(a),(d),(e)	SOFRRATE + 3.714%	0.0000	01/25/36	466,475
112,743	Bayview Commercial Asset Trust Series 2006-2A B1(d),(e)	TSFR1M + 1.419%	6.7490	07/25/36	106,818
6,352,459	BB-UBS Trust(d)		2.8900	06/05/30	5,895,717
180,000	BB-UBS Trust Series 2012-SHOW B(d)		3.8820	11/05/36	169,125
199,955	Bear Stearns Asset Backed Securities Trust Series 2003-3 M1(e)	TSFR1M + 1.344%	6.6740	06/25/43	201,253
336,109	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(c)		5.5660	01/12/45	325,316
2,445,190	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(d),(e)	TSFR1M + 2.964%	8.2890	10/15/35	2,201,820
1,569,366	CD Mortgage Trust Series 2007-CD5 G(c),(d)		6.3700	11/15/44	1,552,872
958,633	CFCRE Commercial Mortgage Trust Series 2011-C2 D(c),(d)		5.2490	12/15/47	873,294
6,583,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(c),(d)		5.2490	12/15/47	5,763,417
500,000	CFCRE Commercial Mortgage Trust Series 2011-C2 F(c),(d)		5.2490	12/15/47	345,072
3,401,495	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(d),(e)	TSFR1M + 1.264%	6.5900	06/15/31	3,401,206
4,500,000	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 D(d),(e)	TSFR1M + 2.864%	8.1900	06/15/31	3,372,436
203,219	CG-CCRE Commercial Mortgage Trust Series 2014-FL2 A(d),(e)	TSFR1M + 1.968%	7.2940	11/15/31	196,133
27,454,356	Citigroup Commercial Mortgage Trust Series 2014-GC23 XA(b),(c), (j)		0.8800	07/10/47	7,652
3,000,000	COMM Mortgage Trust Series 2012-LC4 D(c),(d)		2.8590	12/10/44	1,959,467
17,938	COMM Mortgage Trust Series 2012-LC4 B(c)		4.9340	12/10/44	16,350
1,692,000	COMM Mortgage Trust Series 2012-LC4 C(c)		5.4730	12/10/44	1,421,048
1,760,465	COMM Mortgage Trust Series 2013-CCRE9 E(c),(d)		4.4550	07/10/45	1,546,086

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	NON AGENCY CMBS — 24.7% (Continued)
737,382	COMM Mortgage Trust Series 2012-CCRE3 B(d)		3.9220	10/15/45	$ 691,641
385,817	COMM Mortgage Trust Series 2013-LC6 D(c),(d)		3.9530	01/10/46	362,388
2,945,536	COMM Mortgage Trust Series 2013-CCRE7 D(c),(d)		4.2430	03/10/46	2,748,350
5,672,538	COMM Mortgage Trust Series 2010-C1 D(c),(d)		5.7930	07/10/46	5,274,749
108,610,000	COMM Mortgage Trust Series 2014-CR19 XB(b),(c),(d)		0.0000	08/10/47	6,875
18,774,170	COMM Mortgage Trust Series 2015-LC21 XA(b),(c)		0.6240	07/10/48	95,341
6,335,173	Commercial Mortgage Pass Through Certificates Series 2012-LTRT A2(d)		3.4000	10/05/30	5,745,691
118,605	Credit Suisse Commercial Mortgage Trust Series Series C4 C(c),(d)		0.0000	09/15/39	111,449
2,935,145	CSMC OA, LLC Series 2014-USA X1(b),(c),(d)		0.5400	09/15/37	13,375
2,145,006	DBUBS Mortgage Trust Series 2011-LC3A D(c),(d)		5.3210	08/10/44	1,827,791
1,050,743	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(c),(d)		0.0000	03/18/49	399,282
3,346,912	GS Mortgage Securities Corporation II Series 2018-SRP5 A(d),(e)	TSFR1M + 1.847%	7.1730	09/15/31	2,178,113
1,798,075	GS Mortgage Securities Corporation II Series 2018-SRP5 B(d),(e)	TSFR1M + 3.047%	8.3730	09/15/31	439,778
129,689	GS Mortgage Securities Trust Series 2010-C1 B(d)		5.1480	08/10/43	129,185
3,000,000	GS Mortgage Securities Trust Series 2010-C1 C(c),(d)		5.6350	08/10/43	2,917,621
18,137,000	GS Mortgage Securities Trust Series 2010-C1 D(c),(d)		6.3600	08/10/43	15,647,081
9,505,000	GS Mortgage Securities Trust Series 2011-GC5 B(c),(d)		5.1520	08/10/44	8,386,056
393,000	GS Mortgage Securities Trust Series 2011-GC5 C(c),(d)		5.1520	08/10/44	288,946
1,131,000	GS Mortgage Securities Trust Series 2011-GC5 D(c),(d)		5.1520	08/10/44	526,113
1,549,687	GS Mortgage Securities Trust Series 2007-GG10 AJ(c)		5.6300	08/10/45	263,447
1,986,605	GS Mortgage Securities Trust Series 2012-GCJ9 D(c),(d)		4.4480	11/10/45	1,809,547
1,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M4(c),(d)		5.9640	04/25/52	910,993
251,602	Impac CMB Trust Series 2004-8 3M2(e)	TSFR1M + 1.689%	7.0190	08/25/34	231,470
174,186	Impac CMB Trust Series 2004-8 3B(e)	TSFR1M + 2.739%	8.0690	08/25/34	166,456
10,563,550	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(d)		3.9100	05/05/30	8,780,505
2,985,000	JP Morgan Chase Commercial Mortgage Securities Series C2 F(d)		3.3920	11/15/43	2,135,342
2,004,065	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(c),(d)		5.5820	11/15/43	1,851,651
2,100,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(c),(d)		5.5820	11/15/43	1,774,045
1,526,853	JP Morgan Chase Commercial Mortgage Securities Series 2006-CB17 AJ(c)		5.4890	12/12/43	1,072,522
502,338	JP Morgan Chase Commercial Mortgage Securities Series C6 D(c)		4.9640	05/15/45	481,311
7,905,990	JP Morgan Chase Commercial Mortgage Securities Series CBX E(c),(d)		4.6900	06/15/45	7,042,942

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	NON AGENCY CMBS — 24.7% (Continued)
3,754,718	JP Morgan Chase Commercial Mortgage Securities Series C8 G(c),(d)		2.7330	10/15/45	$ 3,286,887
879,799	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 B(c),(d)		5.0130	02/15/46	830,270
9,260,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(c),(d)		5.3600	02/15/46	8,163,922
751,000	JP Morgan Chase Commercial Mortgage Securities Series C3 F(c),(d)		5.5260	02/15/46	180,248
107,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(c)		4.1160	04/15/46	48,187
17,684,339	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 AMS		5.3370	05/15/47	17,087,719
518,356	JP Morgan Chase Commercial Mortgage Securities Series 2012-LC9 C(c),(d)		3.7720	12/15/47	465,801
3,176,836	JP Morgan Chase Commercial Mortgage Securities Series C2 AM(c)		6.6000	02/12/51	1,649,917
4,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2007-C1 C(c),(d)		7.0600	02/15/51	1,194,699
10,871,227	JP Morgan Chase Commercial Mortgage Securities Series 2007-C1 AJ(c)		6.5960	02/15/51	10,217,520
6,504,694	JPMBB Commercial Mortgage Securities Trust Series C15 D(c),(d)		4.4660	11/15/45	5,658,779
1,863,501	LBSBC NIM Company Series 2005-2A N3(d)		5.5000	09/27/30	1,803,230
100	LBSBN Series 2005-2A PS		0.0000	09/27/30	2,775,000
10,439,733	LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ(c)		5.4520	09/15/39	4,059,233
159,179	Merrill Lynch Mortgage Trust Series 2006-C1 B(c)		6.0280	05/12/39	152,539
250,577	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(c)		6.1570	09/12/49	244,592
552,645	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(c)		6.1570	09/12/49	539,349
2,777,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 E(c),(d)		4.2520	11/15/45	1,332,605
3,855,678	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 C(c)		4.5360	11/15/45	3,514,404
124,235	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 C(c)		4.0410	02/15/46	119,482
102,734	Morgan Stanley Capital I Trust Series 2011-C2 D(c),(d)		5.2120	06/15/44	95,472
545,000	Morgan Stanley Capital I Trust Series 2011-C2 E(c),(d)		5.2120	06/15/44	301,200
1,035,000	Morgan Stanley Capital I Trust Series 2012-C4 E(c),(d)		5.1640	03/15/45	629,531
933,549	Morgan Stanley Capital I Trust Series 2011-C3 E(c),(d)		4.9440	07/15/49	906,306
1,787,950	Morgan Stanley Capital I Trust Series 2011-C3 F(c),(d)		4.9440	07/15/49	1,606,075
1,680,000	Natixis Commercial Mortgage Securities Trust Series 2018-FL1 Class C(d),(e)	PRIME + 2.200%	0.5350	06/15/35	678,178
185,434	Natixis Commercial Mortgage Securities Trust(d),(e)	PRIME + 0.000%	8.5000	06/15/35	171,466
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(c),(d)		5.2140	02/27/51	2,430,099
8,000,000	TMSQ Mortgage Trust Series 2014-1500 XA(b),(c),(d)		0.1550	10/10/36	2,072
343,000	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(c),(d)		3.6920	03/10/46	281,842

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	NON AGENCY CMBS — 24.7% (Continued)
5,190,585	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 E(c),(d)		6.5580	01/10/45	$ 3,698,543
579,963	Wachovia Bank Commercial Mortgage Trust Series 2004-C11 J(c),(d)		5.3100	01/15/41	571,163
1,174,713	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 E(c),(d)		4.8250	10/15/44	680,401
52,669	WFRBS Commercial Mortgage Trust Series 2011-C4 C(c),(d)		4.9790	06/15/44	47,658
2,234,000	WFRBS Commercial Mortgage Trust Series 2011-C4 D(c),(d)		4.9790	06/15/44	1,859,299
225,000	WFRBS Commercial Mortgage Trust Series 2013-C11 D(c),(d)		4.0600	03/15/45	181,847
1,625,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(c)		4.3310	12/15/45	1,253,868
5,989,689	WFRBS Commercial Mortgage Trust Series 2013-C14 C(c)		3.8370	06/15/46	4,129,449
1,700,000	WFRBS Commercial Mortgage Trust Series 2013-C14 B(c)		3.8410	06/15/46	1,444,756
102,827	WF-RBS Commercial Mortgage Trust Series 2011-C2 E(c),(d)		5.0000	02/15/44	97,170
3,555,000	X-Caliber Funding, LLC Series SKOAK B1(c),(d)		0.0000	05/15/25	3,083,257
3,000,000	X-Caliber Funding, LLC Series 2021-7 A(d),(e)	SOFRRATE + 3.120%	8.4430	01/06/26	2,965,766
720,000	X-Caliber Rural Lending, LLC Series SN1 B1(d)		15.0000	06/15/24	715,621
					196,978,403
	OTHER ABS — 0.1%
82,402	AFC Trust Series 2000-4 1A(d),(e)	TSFR1M + 0.884%	6.2140	01/25/31	79,750
63,879	Oakwood Mortgage Investors, Inc. Series 1996-B B1(c),(d)		8.4500	10/15/26	63,456
325,282	Oakwood Mortgage Investors, Inc. Series C B1(d)		7.9600	04/15/27	323,203
					466,409
	RESIDENTIAL MORTGAGE — 11.0%
131,416	Aames Mortgage Investment Trust Series 2005-3 B1(d),(e)	TSFR1M + 4.614%	9.9440	08/25/35	131,664
992,136	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(e)	TSFR1M + 2.874%	8.2040	05/25/34	862,224
391,430	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(e)	TSFR1M + 1.014%	6.3440	12/25/33	371,618
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(e)	TSFR1M + 2.364%	7.6940	04/25/36	1,820,518
2,914,848	Bear Stearns Asset Backed Securities Trust Series 2006-2 M6(e)	TSFR1M + 2.739%	8.0690	07/25/36	2,892,986
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M7(e)	TSFR1M + 3.864%	9.1940	07/25/36	2,992,223
27,469	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 1A1A		5.5000	08/25/36	27,201
345,519	Bear Stearns Asset Backed Securities Trust Series 2006-SD4 3A1(e)	12MTA + 0.980%	1.3750	10/25/36	92,154
429,845	Bear Stearns Asset Backed Securities Trust Series 2007-SD1 1A2A		3.4070	10/25/36	172,589
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(e)	TSFR1M + 3.264%	8.5940	11/25/39	285,717
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(e)	TSFR1M + 3.264%	8.5940	12/25/42	963,915
550,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(e)	TSFR1M + 3.264%	8.5940	12/25/42	596,186
67,716	Bear Stearns Asset Backed Securities Trust Series SD1 1M5(e)	TSFR1M + 2.319%	7.6490	08/25/43	70,393

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	RESIDENTIAL MORTGAGE — 11.0% (Continued)
29,221	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(f)		0.0000	09/25/46	$ 20,913
146,349	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	132,459
47,749	Chase Funding Trust Series Series 2003-6 1A7(g)		4.8680	11/25/34	46,286
101,719	Chase Funding Trust Series Series 2003-6 2M1(e)	TSFR1M + 0.864%	6.1940	11/25/34	117,299
60	Citicorp Residential Mortgage Trust Series 2007-2 A6(g)		4.5720	06/25/37	60
466	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF1 A4(g)		6.0300	11/25/34	464
226,806	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(e)	TSFR1M + 2.739%	8.0690	11/25/34	799,205
452,008	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(e)	TSFR1M + 2.739%	8.0690	10/25/33	449,144
662,269	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(g)		3.9820	01/25/37	533,837
839,159	Countrywide Asset-Backed Certificates Series 2007-QX1 A1(e)	TSFR1M + 0.614%	5.9440	05/25/37	697,978
2,881	Credit-Based Asset Servicing and Securitization, Series 1999-3 A(a),(c),(d)		3.5220	02/03/29	2,212
1,000,000	Credit-Based Asset Servicing and Securitization, Series RP1 B3(d),(g)		5.9000	04/25/36	1,052,930
276,136	Credit-Based Asset Servicing and Securitization, Series 2006-CB2 AF4(g)		3.0540	12/25/36	228,750
719,001	Credit-Based Asset Servicing and Securitization, Series 2007-SL1A A2(d),(e)	TSFR1M + 0.574%	5.9040	02/25/37	535,138
317,979	Credit-Based Asset Servicing and Securitization, Series 2007-SP1 M1(d),(g)		4.7050	12/25/37	356,498
1,458,193	Credit-Based Asset Servicing and Securitization, Series 2004-RP1 M3(d),(e)	TSFR1M + 3.114%	8.4440	05/25/50	1,450,674
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(e)	TSFR1M + 4.114%	9.4440	02/25/32	574,839
311,028	CWABS Asset-Backed Certificates Trust Series 2004-13 MF5(c)		5.5680	01/25/35	205,679
10,307	CWABS Asset-Backed Certificates Trust Series 2005-16 2AF3(c)		4.3970	05/25/36	10,204
470,898	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(g)		6.5470	05/25/36	367,908
234,709	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(c)		6.2820	08/25/32	227,788
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(e)	TSFR1M + 1.059%	6.3890	11/25/34	179,204
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(e)	TSFR1M + 1.134%	6.4640	11/25/34	156,974
13,415	First Franklin Mortgage Loan Trust Series 2003-FFB X(c)		0.0000	02/25/33	13,434
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(e)	TSFR1M + 1.614%	6.9440	03/25/34	147,373
980,160	First Franklin Mortgage Loan Trust Series 2004-FFH3 M4(e)	TSFR1M + 1.719%	7.0490	10/25/34	876,947
143,826	First Franklin Mortgage Loan Trust Series 2004-FFA X(d)		0.0000	04/25/38	141,382
1,652,709	Fremont Home Loan Trust Series 2002-2 M1(e)	TSFR1M + 1.839%	7.1690	10/25/33	1,735,628
35,506	Fremont Home Loan Trust Series 2004-B M7(e)	TSFR1M + 3.114%	8.4440	05/25/34	26,991
15,327	Fremont Home Loan Trust Series 2005-A M3(e)	TSFR1M + 0.849%	6.1790	01/25/35	14,859
86,222	GSAMP Trust Series 2004-HE1 M1(e)	TSFR1M + 0.939%	6.2690	05/25/34	78,310
4,445,487	GSAMP Trust Series 2006-S6 A1C(e), (j)	TSFR1M + 0.314%	0.0050	10/25/36	32,317

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	RESIDENTIAL MORTGAGE — 11.0% (Continued)
12,899,677	GSAMP Trust Series 2006-S6 A3(e), (j)	TSFR1M + 0.574%	0.0060	10/25/36	$ 93,496
32,957,040	GSAMP Trust Series 2006-S6 A2(g), (j)		0.0190	10/25/36	238,576
3,061,634	Lehman XS Trust Series 2005-4 1M1(e)	TSFR1M + 0.864%	6.1940	10/25/35	3,240,362
486,687	Lehman XS Trust Series 2007-3 1AA1(e)	TSFR1M + 0.434%	5.7640	03/25/37	394,386
918,049	Long Beach Mortgage Loan Trust Series 2002-1 M3(e)	TSFR1M + 3.864%	9.1940	05/25/32	928,795
427,286	Long Beach Mortgage Loan Trust Series 2003-2 M3(e)	TSFR1M + 3.489%	8.8190	06/25/33	450,611
25,332,528	Long Beach Mortgage Loan Trust Series 2006-A A1(e)	TSFR1M + 0.294%	0.0340	05/25/36	517,579
16,395,056	Long Beach Mortgage Loan Trust Series 2006-A A3(e)	TSFR1M + 0.514%	0.0400	05/25/36	338,453
4,650,286	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(e)	TSFR1M + 1.089%	6.4190	06/25/45	4,505,276
1,720,548	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(e)	TSFR1M + 4.389%	9.7190	02/25/34	1,337,993
1,138,269	Morgan Stanley A.B.S Capital I Inc Trust Series 2005-WMC2 M3(e)	TSFR1M + 0.819%	6.1490	02/25/35	1,112,993
1,696,001	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-NC4 A2D(e)	TSFR1M + 0.364%	5.6940	05/25/37	1,337,787
5,411,606	Ownit Mortgage Loan Trust Series Series 2005-4 M1(e)	TSFR1M + 0.939%	6.2690	08/25/36	4,747,431
3,080,000	RAAC Series Trust Series 2005-RP2 M6(d),(e)	SOFRRATE + 3.115%	7.4440	06/25/35	3,083,702
8,103,518	RAAC Series Trust Series 2005-SP3 SB		0.0000	12/25/35	5,980,677
1,748,223	RAAC Series Trust Series 2006-SP4 M4(e)	TSFR1M + 2.514%	7.8440	11/25/36	1,987,100
1,648,964	RAAC Series Trust Series 2006-SP1 M2(e)	TSFR1M + 0.939%	6.2690	09/25/45	1,148,794
7,828,407	RAAC Series Trust Series 2006-RP1 M3(d),(e)	TSFR1M + 1.964%	7.2940	10/25/45	7,775,510
2,759,324	RAAC Series Trust Series 2006-RP1 M4(d),(e)	TSFR1M + 1.989%	7.3190	10/25/45	2,710,208
4,000,000	RAAC Series Trust Series 2006-RP4 M2(e)	TSFR1M + 1.614%	6.9440	01/25/46	3,937,917
4,638,000	RAAC Series Trust Series 2006-RP4 M3(e)	TSFR1M + 2.114%	7.4440	01/25/46	4,537,143
486,331	RAMP Series Trust Series 2004-SL3 A4		3.9890	12/25/31	230,772
650,166	RAMP Series Trust Series 2003-RS7 MII2(e)	TSFR1M + 1.914%	5.4360	08/25/33	608,413
381,338	RAMP Series Trust Series 2003-RS10 MII2(e)	TSFR1M + 1.814%	5.3910	11/25/33	367,345
171,295	RAMP Series Trust Series 2006-RS6 A4(e)	TSFR1M + 0.654%	5.9840	11/25/36	136,467
574,384	RFSC Series Trust Series 2002-RP2 A1(d),(e)	TSFR1M + 1.614%	6.9440	10/25/32	564,848
223,780	RFSC Trust Series 2002-RP1 A1(d),(e)	TSFR1M + 0.974%	6.3040	03/25/33	219,344
50,817	SACO I Trust Series 2005-WM2 M1(e)	TSFR1M + 0.939%	6.2690	07/25/35	51,772
25,674	SACO I Trust Series 2006-6 A(e)	TSFR1M + 0.374%	5.7040	06/25/36	42,291
778,245	Sail Net Interest Margin Notes Series BC1A B(d),(f)		0.0000	01/27/33	605,733
576,011	Sail Net Interest Margin Notes Series 2003-6A A(d)		7.0000	07/27/33	1,667,388
3,180,517	SASCO ARC NIM Series 2003-5(d)		6.0000	06/27/33	3,198,043
3,156,043	SHARPS OTC Series 2002-AQ1N(f)		0.0000	04/25/31	1,850,000
24,040	Soundview Home Loan Trust Series 2004-1 M2(e)	TSFR1M + 1.134%	6.4640	07/25/34	20,937

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.2% (Continued)
	RESIDENTIAL MORTGAGE — 11.0% (Continued)
142,932	Soundview Home Loan Trust Series 2004-1 M7(e)	TSFR1M + 3.039%	8.3690	07/25/34	$ 109,208
930,065	Soundview Home Loan Trust Series 2004-1 M9(e)	TSFR1M + 4.989%	10.3190	07/25/34	693,191
20,630	Structured Asset Securities Corp Mortgage Series 2004-6XS A5B(g)		6.0500	03/25/34	20,511
22,001	Structured Asset Securities Corp Mortgage Loan Series 2005-2XS 2A2(e)	TSFR1M + 1.614%	6.9400	02/25/35	22,336
475,439	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M2(e)	TSFR1M + 0.744%	6.0740	05/25/35	467,857
470,541	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M5(e)	TSFR1M + 1.059%	6.3890	05/25/35	450,801
357,135	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M6(e)	TSFR1M + 1.104%	6.4340	05/25/35	340,096
145,141	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M7(e)	TSFR1M + 1.764%	7.0940	05/25/35	139,954
3,469,898	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 1A(e)	TSFR1M + 0.424%	4.6610	10/25/36	2,553,555
					87,258,723
	WHOLE BUSINESS — 0.0%(h)
2,000,000	LOANME TRUST SBL Series 2019-1 C(d),(g)		11.5000	08/15/30	120,000

	TOTAL ASSET BACKED SECURITIES (Cost $646,819,532)				614,167,293

	CORPORATE BONDS — 18.5%
	BANKING — 0.4%
3,410,000	Southern Financial		10.6000	09/07/30	3,275,954

	INSURANCE — 15.0%
572,271	Ambac Assurance Corporation(f)		0.0000	06/07/60	829,787
69,761,475	Ambac Assurance Corporation(d), (f)		0.0000	06/07/69	101,153,358
10,652,561	MBIA Global Funding, LLC(d),(f)		0.0000	12/15/31	4,154,499
42,493,421	MBIA Global Funding, LLC(f), (j)		0.0000	12/15/33	12,960,493
					119,098,137
	SPECIALTY FINANCE — 1.2%
1,876,072	OWS Cre Funding I, LLC Series MARG A(d),(e)	SOFRRATE + 5.014%	10.3400	09/15/24	1,877,112
2,000,000	PDOF MSN Issuer, LLC(d),(e)	SOFRRATE + 4.500%	9.8300	03/01/25	1,968,941
995,956	US Capital Funding II Ltd. Capital Funding II(d),(e), (j)	TSFR3M + 1.912%.	7.2180	08/01/34	818,841

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.5% (Continued)
	SPECIALTY FINANCE — 1.2% (Continued)
4,000,000	X-Caliber Funding, LLC(d)	5.0000	09/24/24	$ 3,838,208
1,275,000	X-Caliber Funding, LLC(d)	11.0000	09/24/24	1,224,077
				9,727,179
	SYNTHETIC FIBERS AND CHEMICALS — 1.9%
11,646,694	MSP DEER FINANCE SYNDICATED LOAN	17.0000	04/09/25	11,646,694
3,796,818	WATTS GUERRA 005-A DEER FINANCE SYNDICATE LOAN	15.5000	10/30/25	3,796,819
				15,443,513
	TOTAL CORPORATE BONDS (Cost $148,436,568)			147,544,783

Shares
	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS - 3.6%
28,474,437	First American Treasury Obligations Fund, Class X, 5.22% (Cost $28,474,437)(i)			28,474,437

	TOTAL INVESTMENTS - 99.8% (Cost $827,853,761)			$ 794,088,728
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			1,869,204
	NET ASSETS - 100.0%			$ 795,957,932

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	Prime Rate by Country United States
SOFR30A	United States 30 Day Average Secured Overnight Financing Rate
SOFRRATE	United States Secured Overnight Financing Rate
TSFR1M	1 Month Secure Overnight Financing Rate
TSFR3M	3 Month Secure Overnight Financing Rate
TSFR6M TSFR12M	6 Month Secure Overnight Financing Rate 12 Month Secure Overnight Financing Rate

RATIONAL SPECIAL SITUATIONS INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

(a)	Non-income producing security.
(b)	Interest only securities.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is $349,220,748 or 43.9% of net assets.
(e)	Variable rate security; the rate shown represents the rate on March 31, 2024.
(f)	Zero coupon bond.
(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2024.
(h)	Percentage rounds to less than 0.1%.
(i) (j)	Rate disclosed is the seven day effective yield as of March 31, 2024. Illiquid security. As of March 31, 2024 the total market value of illiquid securities is $16,211,833 or 2.0% of net assets.

RATIONAL REAL ASSETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 6.3%
188	General Dynamics Corporation	$ 53,108
93	Lockheed Martin Corporation	42,303
131	Northrop Grumman Corporation	62,704
525	Raytheon Technologies Corporation	51,203
		209,318
	CHEMICALS - 9.9%
181	Air Products and Chemicals, Inc.	43,851
991	Dow, Inc.	57,409
718	DuPont de Nemours, Inc.	55,049
239	Ecolab, Inc.	55,185
125	New Linde plc	58,041
165	Sherwin-Williams Company (The)	57,309
		326,844
	COMMERCIAL SUPPORT SERVICES - 4.9%
287	Republic Services, Inc.	54,943
306	Waste Connections, Inc.	52,635
266	Waste Management, Inc.	56,698
		164,276
	DATA CENTER REIT - 3.1%
343	Digital Realty Trust, Inc.	49,406
64	Equinix, Inc.	52,820
		102,226
	DIVERSIFIED INDUSTRIALS - 4.5%
438	Emerson Electric Company	49,678
226	Honeywell International, Inc.	46,387
633	Pentair PLC	54,083
		150,148
	ELECTRIC UTILITIES - 9.2%
538	American Electric Power Company, Inc.	46,322
1,335	Brookfield Infrastructure Partners, L.P.	41,665
472	Duke Energy Corporation	45,647
1,075	Fortis, Inc.	42,473
629	NextEra Energy, Inc.	40,199
595	SEMPRA	42,739

RATIONAL REAL ASSETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	ELECTRIC UTILITIES - 9.2% (Continued)
625	Southern Company (The)	$ 44,838
		303,883
	GAS & WATER UTILITIES - 1.1%
308	American Water Works Company, Inc.	37,641

	HEALTH CARE REIT - 1.5%
524	Welltower, Inc.	48,963

	INDUSTRIAL REIT - 2.7%
327	Prologis, Inc.	42,582
1,204	STAG Industrial, Inc.	46,282
		88,864
	INFRASTRUCTURE REIT - 1.8%
176	American Tower Corporation, A	34,776
253	Crown Castle, Inc.	26,775
		61,551
	MACHINERY - 3.0%
155	Caterpillar, Inc.	56,797
108	Deere & Company	44,360
		101,157
	METALS & MINING - 1.7%
1,216	Freeport-McMoRan, Inc.	57,176

	OFFICE REIT - 1.4%
369	Alexandria Real Estate Equities, Inc.	47,568

	OIL & GAS PRODUCERS - 27.5%
353	Cheniere Energy, Inc.	56,932
252	Chevron Corporation	39,750
456	ConocoPhillips	58,040
1,132	Enbridge, Inc.	40,956
3,238	Energy Transfer, L.P.	50,934
1,584	Enterprise Products Partners, L.P.	46,221
349	EOG Resources, Inc.	44,616

RATIONAL REAL ASSETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	OIL & GAS PRODUCERS - 27.5% (Continued)
413	Exxon Mobil Corporation	$ 48,007
2,725	Kinder Morgan, Inc.	49,977
1,204	MPLX, L.P.	50,039
825	Occidental Petroleum Corporation	53,617
773	ONEOK, Inc.	61,971
1,350	Pembina Pipeline Corporation	47,709
355	Phillips 66	57,986
2,643	Plains GP Holdings, L.P., Class A	48,235
499	Targa Resources Corporation	55,883
917	TC Energy Corporation	36,863
1,648	Williams Companies, Inc. (The)	64,223
		911,959
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
636	Schlumberger Ltd	34,859

	RENEWABLE ENERGY - 1.1%
1,926	Atlantica Sustainable Infrastructure plc	35,592

	SELF-STORAGE REIT - 1.2%
138	Public Storage	40,028

	STEEL - 6.5%
288	Nucor Corporation	56,994
159	Reliance, Inc.	53,135
377	Steel Dynamics, Inc.	55,883
1,228	United States Steel Corporation	50,078
		216,090
	TIMBER REIT - 1.4%
1,295	Weyerhaeuser Company	46,503

	TRANSPORTATION & LOGISTICS - 8.2%
375	Canadian National Railway Company	49,391
594	Canadian Pacific Kansas City Ltd.	52,372
1,234	CSX Corporation	45,744

RATIONAL REAL ASSETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TRANSPORTATION & LOGISTICS - 8.2% (Continued)
156	Norfolk Southern Corporation	$ 39,760
202	Union Pacific Corporation	49,678
239	United Parcel Service, Inc., B	35,523
		272,468

	TOTAL COMMON STOCKS (Cost $2,895,234)	3,257,114

	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
60,690	First American Treasury Obligations Fund, Class X, 5.22% (Cost $60,690)(a)	60,690

	TOTAL INVESTMENTS - 99.9% (Cost $2,955,924)	$ 3,317,804
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	1,966
	NET ASSETS - 100.0%	$ 3,319,770

LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.